     AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 13, 2007.

                                                            FILE NOS. 333-137892
                                                                       811-03859
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                             ---------------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

        Pre-Effective Amendment No.                             [ ]

        Post-Effective Amendment No. 1                          [X]

                                     and/or

                             REGISTRATION STATEMENT
                                     UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

             Amendment No. 2                                    [X]

                        (Check Appropriate Box or Boxes)
                             ---------------------

                           VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                            ("AIG SUNAMERICA LIFE")
                              (Name of Depositor)

                              1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
             (Address of Depositor's Principal Offices) (Zip Code)

       Depositor's Telephone Number, including Area Code: (800) 871-2000

                            MALLARY L. REZNIK, ESQ.
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                              1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
      (Name and Address of Agent for Service for Depositor and Registrant)


Approximate Date of Proposed Public Offering: Continuous



It is proposed that this filing will become effective:



[X] immediately upon filing pursuant to paragraph (b)



[ ] on (date) pursuant to paragraph (b)



[ ] 60 days after filing pursuant to paragraph (a)(1)



[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.



If appropriate, check the following box:



[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered: Units of interest in Variable Separate Account of AIG SunAmerica Life Assurance Company under variable annuity contracts.

Registrant does not intend for this Post-Effective Amendment No. 1 and Amendment No. 2 to delete from this Registration Statement, any document included in the Registration Statement but not filed herein including any currently effective Prospectus, Statement of Additional Information or supplements thereto.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                           VARIABLE SEPARATE ACCOUNT



                              PART A -- PROSPECTUS



Incorporated by reference to the Prospectus filed under Form N-4, Pre-Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No. 1 under the Investment Company Act of 1940, File Nos. 333-137892 and 811-03859 filed on December 18, 2006, Accession No. 0000950124-06-007650.

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

--------------------------------------------------------------------------------

                           VARIABLE SEPARATE ACCOUNT

                               SUPPLEMENT TO THE

                 POLARIS CHOICE III VARIABLE ANNUITY (R4180PRO)

                        PROSPECTUS DATED JANUARY 2, 2007

--------------------------------------------------------------------------------

THE DATE OF THE PROSPECTUS IS HEREBY CHANGED TO FEBRUARY 13, 2007.

THE FOLLOWING IS ADDED TO THE FEE TABLES ON PAGE 4 OF THE PROSPECTUS:

OPTIONAL MARKETLOCK FOR LIFE+ FEE
(calculated as the percentage of the greater of (a) Purchase Payments made in the first contract year and Purchase Payments made in contract years 2-5 capped each year at 100% of the Purchase Payments made in the first year, or (b) the highest contract anniversary value (less Purchase Payments in excess of the annual cap in contract years 2-5 and all Purchase Payments made after the first five years) during the period in which anniversary values are being considered, each adjusted for excess withdrawals during the applicable period)*

    ALL YEARS IN WHICH THE FEATURE IS IN EFFECT                      ANNUALIZED FEE
    -------------------------------------------                   ---------------------
    For One Covered Person......................................  0.65% of Benefit Base
    For Two Covered Persons.....................................  0.90% of Benefit Base

*MarketLock for Life+ is an optional guaranteed minimum withdrawal benefit. The annualized fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. Excess withdrawals refer to amounts exceeding the maximum annual amount available at the time of withdrawal under this feature.

THE FOLLOWING REPLACES THE MAXIMUM EXPENSE EXAMPLES LOCATED ON PAGE 5 OF THE
PROSPECTUS:

MAXIMUM EXPENSE EXAMPLES
(assuming maximum separate account annual expenses of 2.02% (including the optional Death Benefit and the EstatePlus features), the optional MarketLock For Life+ feature (0.90%), and investment in an Underlying Fund with total expenses of 2.03%)

(1) If you surrender your contract at the end of the applicable time period:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
    $1,200            $2,101            $2,502            $5,003
---------------------------------------------------------------------
---------------------------------------------------------------------

(2) If you annuitize your contract at the end of the applicable time period:(4)

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $358             $1,088            $1,840            $3,818
---------------------------------------------------------------------
---------------------------------------------------------------------

(3) If you do not surrender your contract:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $500             $1,501            $2,502            $5,003
---------------------------------------------------------------------
---------------------------------------------------------------------

---------------

(4) You do not pay fees for optional features once you annuitize your contract; therefore, examples reflecting annuitization do not include fees for optional features.

THE FOLLOWING IS ADDED TO THE MARKETLOCK SECTION UNDER THE OPTIONAL LIVING BENEFITS HEADING IN THE PROSPECTUS:

MARKETLOCK FOR LIFE+

WHAT IS MARKETLOCK FOR LIFE+?

MarketLock For Life+ is an optional guaranteed minimum withdrawal feature, available for an additional fee. The feature is designed to help you create a guaranteed income stream that may last as long as you live, or as long as you and your spouse live, even if the entire value of your contract has been reduced to zero. The feature guarantees withdrawals based on the highest contract anniversary value plus a potential bonus amount. Thus, MarketLock For Life+ may offer protection in the event your contract value declines due to unfavorable investment performance or certain withdrawal activity, that you live longer than expected or any combination of these factors. You may never need to rely on MarketLock For Life+ as its value is dependent on your contract's performance, your withdrawal activity and your longevity.

This feature may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or other tax-qualified plans. The feature guarantees that only certain Purchase Payments received in the contract's first five years are included in the Benefit Base.

Please note that this feature may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and any additional restrictions.

Withdrawals under the feature are treated like any other withdrawal for the purpose of calculating taxable income, reducing the contract value, deducting applicable withdrawal charges, free withdrawal amounts and all other benefits, features and conditions of your contract. Please see the ACCESS TO YOUR MONEY section in the prospectus.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you take required minimum distributions and want to ensure that these withdrawals are not considered excess withdrawals under the feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE MARKETLOCK FOR LIFE+ AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

WHEN AND HOW MAY I ELECT MARKETLOCK FOR LIFE+?

You may elect MarketLock For Life+ at the time of contract issue for immediate effectiveness; if we allow you to elect the feature after purchasing your contract, the feature is effective on the first contract anniversary after your election (the "Effective Date"). You cannot elect this feature if you elect any other optional living benefit. You may elect to have the feature cover only your life or the lives of both you and your spouse. We refer to the person or persons who's lifetime withdrawals are guaranteed under MarketLock For Life+ as the "Covered Person(s)." There are age parameters applicable to this feature which drive whether you can elect the feature and who can qualify as a Covered Person. If the contract is not owned by a natural person, references to owner(s) apply to the annuitants. The tables below provide the age requirement for electing this feature depending on the type of contract you purchase and the number of Covered Persons.

IF YOU ELECT ONE COVERED PERSON:

-------------------------------------------------
                            COVERED PERSON
                      ---------------------------
                        MINIMUM       MAXIMUM
                          AGE          AGE(1)
-------------------------------------------------
     One Owner            50             75
-------------------------------------------------
    Joint Owners
(based on the age of      50             75
   the older Owner)
-------------------------------------------------

IF YOU ELECT TWO COVERED PERSONS:

------------------------------------------------------------------------
                         COVERED PERSON #1         COVERED PERSON #2
                      --------------------------------------------------
                        MINIMUM      MAXIMUM      MINIMUM      MAXIMUM
                          AGE        AGE(1)         AGE        AGE(1)
------------------------------------------------------------------------
   NON-QUALIFIED:
    Joint Owners          50           75           50           75
------------------------------------------------------------------------
   NON-QUALIFIED:
   One Owner with         50           75           50           N/A
Spousal Beneficiary
------------------------------------------------------------------------
     QUALIFIED:
   One Owner with         50           75           50           N/A
Spousal Beneficiary
------------------------------------------------------------------------

(1) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

N/A = Not applicable because second Covered Person is a spousal beneficiary and the contract and feature availability is based on the Owner only. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.

HOW DOES MARKETLOCK FOR LIFE+ WORK?

MarketLock For Life+ automatically locks-in the greater of two values in determining the Covered Person(s) guaranteed lifetime benefit. For 10 years following the Effective Date, the feature annually locks-in the highest Anniversary Value or the Benefit Base plus a bonus amount, as described below. You may extend the period over which the feature locks-in the highest Anniversary Value beyond 10 years; however, the bonus amount is only available for the first 10 years following the Effective Date.

MarketLock For Life+ automatically locks-in a new Benefit Base each year based on the greater of the highest

Anniversary Value or the Benefit Base increased by a bonus amount during the first 10 years of your contract. The bonus amount (the "Bonus") is calculated as 6% of the Bonus Base, defined below. The Bonus may only be added to the Benefit Base if no withdrawals are taken in a contract year. For instance, if you take a withdrawal in year 2, you will not be eligible for a Bonus to be added to your Benefit Base on your second contract anniversary; however, if you do not take a withdrawal in year 3, you will be eligible for a Bonus to be added to your Benefit Base on your third contract anniversary. Please see "How are the components of MarketLock For Life+ calculated?" below for details.

WHAT DETERMINES THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE?

The Maximum Annual Withdrawal Percentage represents the percentage of your Benefit Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the table below.

One Covered Person

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:

-------------------------------------------------------------------------------------
                                                                  MAXIMUM
                                                                   ANNUAL
                                                                 WITHDRAWAL
AGE OF THE COVERED PERSON AT TIME OF FIRST WITHDRAWAL           PERCENTAGE*
-------------------------------------------------------------------------------------
At least age 50 but prior to 65th Birthday                           4%
-------------------------------------------------------------------------------------
At least age 65 but prior to 76th Birthday                           5%
-------------------------------------------------------------------------------------
        On or after 76th birthday                                    6%
-------------------------------------------------------------------------------------

Two Covered Persons

If the feature is elected to cover two lives, the following is applicable:

------------------------------------------------------------------------------
                                                           MAXIMUM
                                                            ANNUAL
AGE OF THE YOUNGER COVERED PERSON OR SURVIVING            WITHDRAWAL
  COVERED PERSON AT TIME OF FIRST WITHDRAWAL             PERCENTAGE*
------------------------------------------------------------------------------
At least age 50 but prior to 65th Birthday                    4%
------------------------------------------------------------------------------
At least age 65 but prior to 76th Birthday                    5%
------------------------------------------------------------------------------
      On or after 76th birthday                               6%
------------------------------------------------------------------------------

* The amount of any withdrawal, including any charges applicable to the withdrawal, must be within the Maximum Annual Withdrawal Amount. If you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based on this contract) is greater than the Maximum Annual Withdrawal Amount (defined below) in any given year, no portion of the RMD withdrawal will be treated as an excess withdrawal (also defined below). Any portion of a withdrawal that is greater than either the Maximum Annual Withdrawal Amount or the RMD amount (based only on this contract) will be considered an excess withdrawal. Please see "What are the effects of withdrawals on MarketLock For Life+?" below.

ARE THERE INVESTMENT REQUIREMENTS IF I ELECT MARKETLOCK FOR LIFE+?

Yes, as long as the feature is in effect, we require that you allocate your Purchase Payments, subsequent Purchase Payments and transfers of contract value in accordance with the investment requirements listed below.

 --------------------------------------------------------------------------
      INVESTMENT         INVESTMENT            VARIABLE PORTFOLIOS
        GROUP           REQUIREMENT           AND/OR FIXED ACCOUNTS
 --------------------------------------------------------------------------
 A. Bond, Cash and      Minimum 20%    Cash Management
    Fixed Accounts      Maximum 100%   Corporate Bond
                                       Global Bond
                                       Government & Quality Bond
                                       FIXED ACCOUNTS
                                       DCA 6-Month
                                       DCA 12-Month
                                       1-Year Fixed
 --------------------------------------------------------------------------
 B. Equity Maximum       Minimum 0%    Aggressive Growth
                        Maximum 80%    Alliance Growth
                                       American Funds Asset Allocation SAST
                                       American Funds Global Growth SAST
                                       American Funds Growth SAST
                                       American Funds Growth-Income SAST
                                       Asset Allocation
                                       Blue Chip Growth
                                       Capital Appreciation
                                       Columbia High Yield, VS
                                       Columbia Marsico Focused Equities,
                                       VS
                                       Davis Venture Value
                                       "Dogs" of Wall Street
                                       Federated American Leaders
                                       Foreign Value
                                       Global Equities
                                       Growth
                                       Growth-Income
                                       High-Yield Bond
                                       International Diversified Equities
                                       International Growth and Income
                                       Lord Abbett Growth and Income
                                       Marsico Growth
                                       MFS Massachusetts Investors Trust
                                       MFS Total Return
                                       Putnam Growth: Voyager
                                       Small & Mid Cap Value
                                       SunAmerica Balanced
                                       Telecom Utility
                                       Van Kampen LIT Comstock
                                       Van Kampen LIT Growth and Income
                                       Van Kampen LIT Strategic Growth
                                       Worldwide High Income
 --------------------------------------------------------------------------
 C. Limited Equity       Minimum 0%    Emerging Markets
                        Maximum 20%    Goldman Sachs Research
                                       Growth Opportunities
                                       MFS Mid-Cap Growth
                                       Natural Resources
                                       Real Estate
                                       Small Company Value
                                       Technology
 --------------------------------------------------------------------------

Your allocation instructions accompanying any Purchase Payment must comply with the investment requirements, listed above, in order for your application or subsequent Purchase Payment to be considered in good order. Please see Allocation of Purchase Payments in the prospectus. We will automatically enroll you in the Automatic Asset Rebalancing Program, with quarterly rebalancing because market performance and withdrawal activity may result in your contract's allocations going outside these restrictions. This will ensure that your allocations are rebalanced quarterly to comply with the investment requirements for this feature. In addition to quarterly rebalancing, we will initiate rebalancing in accordance with your Automatic Asset Rebalancing instructions, after any of the following transactions:

     - receipt of a subsequent Purchase Payment; or

     - a transfer or reallocation that causes your contract value to be inconsistent with the investment requirements, whether automatic or directed by you; or

     - a withdrawal that causes your contract value to inconsistent with the investment requirements, whether automatic or directed by you.

We will rebalance your contract in accordance with either your initial allocation instructions or your Automatic Asset Rebalancing Program instructions on file, whichever is consistent with the investment requirements and most current. If at any point, for any reason, your Automatic Asset Rebalancing Program instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file and implement those at the next rebalancing. Please see Automatic Asset Rebalancing Program in the prospectus. We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent Variable Portfolios and/or Fixed Accounts are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements at least 30 days in advance.

HOW ARE THE COMPONENTS FOR MARKETLOCK FOR LIFE+ CALCULATED?

First, we determine the ELIGIBLE PURCHASE PAYMENTS, which include:

     1. 100% of Purchase Payments received during the first contract year; and

     2. Purchase Payments received in each of contract years 2-5, capped in each year at an amount equal to 100% of the Purchase Payments received in year 1. This means that if you made a $100,000 Purchase Payment in year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $100,000 contributed in each of contract years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments. If the feature is elected after contract issue, Purchase Payments received from the Effective Date through contract year 5 are capped in each year at an amount equal to 100% of the Purchase Payments received during the first contract year.

Any Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Purchase Payments received after the 5th contract year are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, continuation contributions are included in the calculation of Anniversary Values, as defined below. PLEASE SEE THE SPOUSAL CONTINUATION SECTION IN THE PROSPECTUS. Total Eligible Purchase Payments are limited to $1 million without our prior Company approval.

Second, we consider the BONUS PERIOD and the BENEFIT BASE EVALUATION PERIOD. The Bonus Period is the period of time over which we calculate the potential Bonus. The Benefit Base Evaluation Period is the period of time over which we will consider Anniversary Values and if greater, the Benefit Base plus Bonus during the Bonus Period. The Bonus Period and the Benefit Base Evaluation Period begin on the Effective Date and end 10 years later. On the expiration of the Benefit Base Evaluation Period, you may contact us to extend the Benefit Base Evaluation Period. Please see "CAN I EXTEND THE BENEFIT BASE EVALUATION PERIOD BEYOND 10 YEARS?" below. However, you cannot extend the Bonus Period.

Third, we determine the ANNIVERSARY VALUE which equals your contract value on any contract anniversary during the Benefit Base Evaluation Period minus any Ineligible Purchase Payments.

Fourth, we determine the BENEFIT BASE which initially is equal to the first Eligible Purchase Payment. If the feature is elected after contract issue, the initial Benefit Base is the contract value on the Effective Date. Please see "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK FOR LIFE+?" below. On each contract anniversary, we determine if the Benefit Base should be increased based on the maximum Anniversary Value or any available Bonus. The calculation and components of this determination are detailed below.

     CALCULATION OF THE BENEFIT BASE WHEN BONUS IS NOT AVAILABLE OR AFTER BONUS
     PERIOD:

     On each contract anniversary occurring during the Benefit Base Evaluation Period, the Benefit Base is automatically increased to the Anniversary Value when the Anniversary Value is greater than both (a) and (b), where:

          (a) is the current Benefit Base; and

          (b) is all previous maximum Anniversary Values during the Benefit Base Evaluation Period.

     CALCULATION OF THE BENEFIT BASE WHEN BONUS IS AVAILABLE:

     The Bonus Base is used to calculate the Bonus during the Bonus Period. The Bonus is calculated as a percentage of the Bonus Base. The Bonus Base is used solely to calculate the Bonus. The initial Bonus Base is equal to the initial Eligible Purchase Payment.

     On each contract anniversary during the Bonus Period, we determine the amount by which the Bonus Base and/or the Benefit Base could increase. The components used to determine this amount are:

          (a) the Benefit Base calculated based on the maximum Anniversary Value; and

          (b) the Bonus plus the current Benefit Base.

     If (a) is greater than (b), the Bonus Base and the Benefit Base are increased to the current Anniversary Value. If (b) is greater than (a), the Benefit Base is increased by the Bonus and the Bonus Base remains unchanged.

The Bonus Base is increased each time subsequent Eligible Purchase Payments are made. The Bonus Base also increases when the Benefit Base is increased as a result of a maximum Anniversary Value being achieved that is greater than both the current Benefit Base and all previous maximum Anniversary Values. The Bonus Base is decreased each time an Excess Withdrawal is taken, in the same proportion by which the Contract Value is reduced by the Excess Withdrawal. The Bonus Base is not used in the calculation of the Contract Value or any other benefits under the Contract.

The Benefit Base and Bonus Base are increased each time subsequent Eligible Purchase Payments are made, and adjusted each time any excess withdrawals, defined below, are taken. Other than adjustments made for excess withdrawals, the Benefit Base and Bonus Base can only be adjusted upwards, and subsequent lower Anniversary Values during the Benefit Base Evaluation Period will not result in a lower Benefit Base or lower Bonus Base.

Finally, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each contract year. The Maximum Annual Withdrawal Amount is calculated by multiplying the current Benefit Base by the applicable Maximum Annual Withdrawal Percentage shown in the tables above. If the Benefit Base is increased on a contract anniversary, the Maximum Annual Withdrawal Amount is recalculated on that contract anniversary by multiplying the increased Benefit Base by the applicable Maximum Annual Withdrawal Percentage. If the Benefit Base is increased for any Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated upon receipt of each Eligible Purchase Payments by multiplying the new Benefit Base by the applicable Maximum Annual Withdrawal Percentage. The Maximum Annual Withdrawal Amount may also be decreased due to Excess Withdrawals. Please see What are the Effects of Withdrawals on MarketLock For Life+? below.

WHAT IS THE FEE FOR MARKETLOCK FOR LIFE+?

The fee for MarketLock For Life+ depends on whether you elect to cover one life or two lives. The fee is as follows:

----------------------------------------------------
 ALL YEARS IN WHICH THE
  FEATURE IS IN EFFECT          ANNUALIZED FEE
----------------------------------------------------
 For One Covered Person      0.65% of Benefit Base
----------------------------------------------------
 For Two Covered Persons     0.90% of Benefit Base
----------------------------------------------------

The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the Benefit.

An increase in the Benefit Base due to an adjustment to a higher Anniversary Value, addition of a Bonus, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee.

If your contract value and/or Benefit Base falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in a contract quarter.

WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK FOR LIFE+?

The Maximum Annual Withdrawal Amount, the Benefit Base and Bonus Base may change over time as a result of the timing and amount of withdrawals.

Any withdrawals in a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount do not reduce the Benefit Base or Bonus Base. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered EXCESS WITHDRAWALS. We define Excess Withdrawals as any portion of a withdrawal that causes the total withdrawals in a benefit year to exceed the Maximum Annual Withdrawal Amount; including but not limited to any withdrawal in a contract year taken after the Maximum Annual Withdrawal Amount has been withdrawn.

You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce or eliminate the value of the feature. In addition, if you plan to take withdrawals in any years during the Bonus Period, a Bonus will not be added to your Benefit Base in those years.

You may take withdrawals during a contract year up to or less than the Maximum Annual Withdrawal Amount. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any contract year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount will not be recalculated as a result of taking less than the entire Maximum Annual Withdrawal Amount in any given year.

The impact of withdrawals and the effect on each component of MarketLock For Life+ are further explained below:

     BENEFIT BASE AND BONUS BASE: If the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount, the Benefit Base and Bonus Base are not reduced for those withdrawals.

     Excess Withdrawals as described above reduce the Benefit Base and Bonus Base as follows:

     For each Excess Withdrawal taken, the Benefit Base and Bonus Base are reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal.

     Since Excess Withdrawals reduce the Bonus Base, it will result in the reduction of the amount of the Bonus.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Benefit Base. Accordingly, if the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Benefit Base is increased (as described above under "How are the components for MarketLock For Life+ calculated?" ). If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Benefit Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount will be available beginning on the next contract anniversary and may be lower than your previous Maximum Annual Withdrawal Amount.

THE OPTIONAL LIVING BENEFITS EXAMPLES APPENDIX PROVIDES EXAMPLES OF THE EFFECTS OF WITHDRAWALS.

WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO?

If the contract value is reduced to zero but the Benefit Base is greater than zero, guaranteed withdrawals will continue to be payable over the lifetime of the Covered Person(s). However, if at any time an Excess Withdrawal reduces your contract value to zero, no benefit remains, the Benefit Base Evaluation Period and the Bonus Period end and Bonus Base equals zero.

The contract's other benefits will be terminated once the contract value equals zero. You may not make subsequent Purchase Payments or transfers, and no death benefit or future annuity income payments are available. Therefore, particularly during times of unfavorable investment performance, withdrawals taken under the benefit may reduce the contract value to zero eliminating any other benefits of the contract.

When the contract value equals zero but a benefit remains payable, to receive any remaining benefit, you must select one of the following options for payment:

     1. The current Maximum Annual Withdrawal Amount, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2. Any payment option mutually agreeable between you and us.

If you do not select a payment option above, the remaining benefit will be paid as the current Maximum Annual Withdrawal Amount divided equally and paid on a quarterly basis until the date of death of the Covered Person(s).

CAN I EXTEND THE BENEFIT BASE EVALUATION PERIOD BEYOND 10 YEARS?

There is an option for extension as long as the feature is still in effect and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension. IN ORDER TO EXTEND THE BENEFIT BASE EVALUATION PERIOD, YOU MUST CONTACT US NO LATER THAN 60 DAYS AFTER THE END OF THE BENEFIT BASE EVALUATION PERIOD. If you elect to extend the Benefit Base Evaluation Period, the Benefit Base can continue to be adjusted upward as described above on each anniversary during the new Benefit Base Evaluation Period. See "How are the components for MarketLock For Life+ calculated?" Also, if you extend the Benefit Base Evaluation Period, you should note that the components of the feature will change to those in effect at the time you elect to extend, including the fee and investment requirements, which may be different from the components when you initially elected the feature. We will notify you in writing of the terms of the extension at least 30 days prior to the end of the Benefit Base Evaluation Period.

If you do not contact us at the end of each Benefit Base Evaluation Period to extend the Benefit Base Evaluation Period, an extension will no longer be available and the Benefit Base will no longer be adjusted for higher Anniversary Values on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Benefit Base Evaluation Period, subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Benefit Base Evaluation Period and you will not be permitted to extend the Benefit Base Evaluation Period in the future.

CAN I EXTEND THE BONUS PERIOD BEYOND 10 YEARS?

No. The Bonus Period may not be extended. However, the Benefit Base Evaluation Period as described above may be extended.

WHAT HAPPENS TO MARKETLOCK FOR LIFE+ UPON A SPOUSAL CONTINUATION?

If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero which terminates MarketLock For Life+ and the contract; or

     2. Continue the contract if the contract value is greater than zero, without MarketLock For Life+ and its corresponding fee.

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates MarketLock For Life+ and the contract; or

     2. Continue the contract with MarketLock For Life+ and its corresponding fee.

The components of the feature will not change as a result of a spousal continuation. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the feature based on: (1) the age of the younger Covered Person when the first withdrawal was taken or the age of the surviving Covered Person; and (2) the Benefit Base at the time of spousal continuation if no withdrawals were taken prior to the continuation.

If spousal continuation occurs during the Benefit Base Evaluation Period and/or Bonus Period, if applicable, the continuing spouse will continue to receive any increases to the Benefit Base during the remaining Benefit Base Evaluation Period and/or Bonus Period. Any spousal continuation contribution is included in the Anniversary Value. However, spousal continuation contributions are not considered to be Eligible Purchase Payments. In addition, the continuing spouse will be eligible to extend the Benefit Base Evaluation Period upon the expiration of the period. (See "Can I extend the Benefit Base Evaluation Period beyond 10 years?" above).

CAN A NON-SPOUSAL BENEFICIARY ELECT TO RECEIVE ANY REMAINING BENEFITS UNDER MARKETLOCK FOR LIFE+ UPON THE DEATH OF THE SECOND SPOUSE?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal beneficiary must make an election under the death benefit provisions of the contract, which terminates MarketLock For Life+. SEE DEATH BENEFITS BELOW.

WHAT HAPPENS TO MARKETLOCK FOR LIFE+ UPON THE LATEST ANNUITY DATE?

If the contract value and the Benefit Base are greater than zero on the Latest Annuity Date, you must select one of the following options:

     1. Annuitize the contract value under the contract's annuity provisions; or

     2. Elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     3. Any payment option mutually agreeable between you and us.

If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Annuity Income Option 3, as described in the INCOME OPTIONS section in the prospectus. At that point, the Accumulation Phase of your contract ends and the Income Phase begins.

CAN MARKETLOCK FOR LIFE+ BE CANCELLED?

MarketLock For Life+ may be cancelled on the 5th contract anniversary, the 10th contract anniversary, or any contract anniversary after the 10th contract anniversary. Once MarketLock For Life+ is cancelled, you will no longer be charged a fee and the guarantees under the benefit are terminated. In addition, the investment requirements for MarketLock For Life+ will no longer apply to your contract. You may not extend the Benefit Base Evaluation Period and you may not re-elect or reinstate MarketLock For Life+ after cancellation.

ARE THERE CIRCUMSTANCES UNDER WHICH MARKETLOCK FOR LIFE+ WILL AUTOMATICALLY TERMINATE?

The feature automatically terminates upon the occurrence of one of the following:

     1. Annuitization of the contract; or

     2. Full surrender or termination of the contract; or

     3. A death benefit is paid and the contract is terminated; or

     4. Excess withdrawals reduce the contract value to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected

     6. Death of the surviving Covered Persons; or

     7. A change that removes all Covered Persons from the contract except as noted below and under "Are there circumstances under which guaranteed withdrawals over the lifetime of your spouse is terminated?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the annuitant(s) after the ownership change to prevent termination of MarketLock For Life+. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural annuitant(s) in order to prevent termination of MarketLock For Life+. Any ownership change is contingent upon prior review and approval by the Company.

ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?

Under any of the following circumstances, MarketLock For Life+ will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for MarketLock For Life+ based on two Covered Persons remains unchanged and the guaranteed withdrawals are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the feature as described under "Can MarketLock For Life+ be cancelled?"

THE FOLLOWING IS ADDED TO THE EXPENSES SECTION OF THE PROSPECTUS:

MARKETLOCK FOR LIFE+ FEE

The annualized MarketLock for Life+ fee will be assessed as a percentage of the Benefit Base for all years in which the feature is in effect. The fee for MarketLock For Life+ depends on whether you elect to cover one life or two lives. The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the Benefit.

The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in the available Fixed Accounts which in total equal the amount of the fee. If your contract value and/or Benefit Base falls to zero before the feature has been terminated, the fee will no longer be assessed. However, if the Benefit Base is adjusted upwards due to an adjustment to a higher Anniversary Value, addition of a Bonus, or subsequent Eligible Purchase Payment, the calculation and deduction of the fee will resume. We will not assess the quarterly fee if you annuitize your contract before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in a contract quarter. The fee is as follows:

----------------------------------------------------
 ALL YEARS IN WHICH THE
  FEATURE IS IN EFFECT          ANNUALIZED FEE
----------------------------------------------------
 For One Covered Person      0.65% of Benefit Base
----------------------------------------------------
 For Two Covered Persons     0.90% of Benefit Base
----------------------------------------------------

THE FOLLOWING IS ADDED TO THE MARKETLOCK SECTION OF THE OPTIONAL LIVING BENEFIT EXAMPLES APPENDIX OF THE PROSPECTUS:

MARKETLOCK FOR LIFE+ EXAMPLES

The following examples demonstrate the operation of the MarketLock For Life+ feature:

EXAMPLE 1:

Assume you elect MarketLock for Life+ and you invest a single Purchase Payment of $100,000, and you make no additional Purchase Payments, and no withdrawals before the 1st contract anniversary. Assume that on your 1st contract anniversary, your contract value is $103,000.

Your initial Benefit Base and Bonus Base are equal to 100% of your Eligible Purchase Payments, or $100,000. Your Bonus on the first anniversary is calculated as the Bonus Percentage (6%) multiplied by the Bonus Base ($100,000) which equals $6,000. On your first contract anniversary, your Benefit Base is adjusted to $106,000 which equals the greatest of your current Benefit Base ($100,000), your contract value ($103,000), or your Bonus plus your current Benefit Base ($6,000 + $100,000).

Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals after the 1st contract anniversary is 5% of the Benefit Base (5% X $106,000 = $5,300). Therefore, as of your 1st contract anniversary, you may take withdrawals of up to $5,300 each year as long as the Covered Person(s) is(are) alive and you do not take any excess withdrawals.

EXAMPLE 2:

Assume you elect MarketLock for Life+, you invest an initial Purchase Payment of $100,000, you make subsequent Purchase Payments of $120,000 in year 2, $30,000 in year 5, and $50,000 in year 6, and you take no withdrawals before the 6th contract anniversary. Assume further that on your 1st contract anniversary, your contract value increases to $103,000, but through each subsequent policy year, there is effectively 0% growth net of fees in your contract value. Therefore, your Benefit Base and Bonus Base do not increase due to a maximum Anniversary Value. Your contract values, Benefit Bases, Bonus Bases, and Bonuses are given as follows:

----------------------------------------------------------------------
      CONTRACT         CONTRACT
     ANNIVERSARY         VALUE    BENEFIT BASE BONUS BASE     BONUS
----------------------------------------------------------------------
         1st           $103,000    $106,000     $100,000     $6,000
----------------------------------------------------------------------
         2nd           $223,000    $218,000     $200,000     $12,000
----------------------------------------------------------------------
         3rd           $223,000    $230,000     $200,000     $12,000
----------------------------------------------------------------------
         4th           $223,000    $242,000     $200,000     $12,000
----------------------------------------------------------------------
         5th           $253,000    $285,800     $230,000     $13,800
----------------------------------------------------------------------
         6th           $303,000    $299,600     $230,000     $13,800
----------------------------------------------------------------------

Since the Benefit Base equals the Benefit Base at the beginning of that Benefit Year plus the subsequent Eligible Purchase Payments made in year 2, your new Benefit Base at the time of deposit equals $206,000 ($106,000 + $100,000). $20,000 of the $120,000 Purchase Payment is considered Ineligible Purchase Payments because it exceeds the Eligible Purchase Payment made in the 1st contract year (100% of $100,000). On your 2nd contract anniversary, your Bonus is $12,000 (6% X $200,000) and your Benefit Base equals $218,000 ($206,000 +
$12,000). Assuming your Maximum Annual Withdrawal Percentage at that time is 5%, then your

Maximum Annual Withdrawal Amount would be $10,900 if you were to start taking withdrawals after the 2nd contract anniversary (5% of the $218,000 Benefit
Base). However, continuing to assume you do not take any withdrawals in years 3 and 4, your Benefit Base will increase by your Bonus and as a result, your Maximum Annual Withdrawal Amount will also increase. After your Purchase Payment of $30,000 in year 5, your new Benefit Base equals $272,000 ($242,000 + $30,000). On your 5th contract anniversary, your Bonus Base is $230,000 and your Bonus equals $13,800 ($230,000 X 6%). Your Benefit Base equals $285,800 ($272,000 + $13,800). Any Purchase Payments made on or after your 5th contract anniversary are considered Ineligible Purchase Payments. Therefore, your $50,000 Purchase Payment in year 6 will not increase the Benefit Base, Bonus Base, or Bonus. A maximum Anniversary Value is not attained on the 6th contract anniversary since the contract value of $303,000 is reduced by Ineligible Purchase Payments of $70,000 ($20,000 + $50,000). Therefore, your Benefit Base is $299,600 ($285,800 + $13,800). If you were to start taking withdrawals after the 6th contract anniversary, and your Maximum Annual Withdrawal Percentage at that time remains at 5%, your Maximum Annual Withdrawal Amount would be $14,980 (5% of the $299,600 Benefit Base). If you do not take any Excess Withdrawals and begin taking withdrawals as of the 6th contract anniversary, you may take up to $14,980 each year as long as the Covered Person(s) is (are) alive.

EXAMPLE 3:

Assume you elect MarketLock for Life+ and you invest a single Purchase Payment of $100,000, and you make no additional Purchase Payments. Assume that your contract values, Benefit Bases, Bonus Bases, and Bonuses are as follows:

----------------------------------------------------------------------
      CONTRACT         CONTRACT
     ANNIVERSARY         VALUE    BENEFIT BASE BONUS BASE     BONUS
----------------------------------------------------------------------
         1st           $103,000    $106,000     $100,000     $6,000
----------------------------------------------------------------------
         2nd           $115,000    $115,000     $115,000      N/A*
----------------------------------------------------------------------
         3rd           $107,000    $121,900     $115,000     $6,900
----------------------------------------------------------------------
         4th           $110,000    $128,800     $115,000     $6,900
----------------------------------------------------------------------
         5th           $140,000    $140,000     $140,000      N/A*
----------------------------------------------------------------------
         6th           $145,000    $148,400     $140,000     $8,400
----------------------------------------------------------------------

* The Benefit Base calculated based on the maximum anniversary value is greater than the Bonus plus the Benefit Base; therefore, the Bonus Base and Benefit Base are increased to the current anniversary value, and the Benefit Base is not increased by the Bonus.

On your 6th contract anniversary, your contract value is $145,000, and your Benefit Base is stepped-up to $148,400 and Bonus Base remains unchanged. Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals would be $7,420 (5% of the $148,400 Benefit Base). Therefore, if you do not take any excess withdrawals and begin taking withdrawals as of the 6th contract anniversary, you may take up to $7,420 each year as long as the Covered Person(s) is (are) alive.

EXAMPLE 4 - IMPACT OF WITHDRAWALS IN EXCESS OF MAXIMUM ANNUAL WITHDRAWAL AMOUNT:

Assume you elect MarketLock for Life+, and you invest a single Purchase Payment of $100,000 with no additional Purchase Payments and no withdrawals before the 6th contract anniversary. Contract values, Benefit Base values, Bonus Base values, and Bonus amounts are as described in EXAMPLE 3 above. Also assume that during your 7th contract year, after your 6th contract anniversary, your contract value is $107,920 and you make a withdrawal of $11,440. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($7,420), this withdrawal includes an Excess Withdrawal. In this case, the amount of the Excess Withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount ($11,440 - $7,420), or $4,020. First, we process the portion of your withdrawal that is not the Excess Withdrawal, which is $7,420. Your contract value after this portion of the withdrawal is $100,500
($107,920 - $7,420), but your Benefit Base and Bonus Base are unchanged. Next, we recalculate your Benefit Base, Bonus Base and Bonus by reducing the Benefit Base and Bonus Base by the proportion by which the contract value was reduced by the Excess Withdrawal ($4,020/$100,500 = 4%). The Benefit Base is adjusted to $142,464($148,400 minus 4% of $148,400 equals $5,936). The Bonus Base is adjusted to $134,400 ($140,000 minus 4% of $140,000 equals $5,600). Your new
Bonus is 6% of your new Bonus Base (6% X $134,400), which equals $8,064. Your new Maximum Annual Withdrawal Amount is your Benefit Base multiplied by your Maximum Annual Withdrawal Percentage ($142,464 X 5%), which equals $7,123.20. Therefore, if you do not take additional excess withdrawals, you may take up to $7,123.20 each year as long as the Covered Person(s) is(are) alive.

THE FOLLOWING CONDENSED FINANCIAL INFORMATION IS HEREBY ADDED TO APPENDIX A TO THE PROSPECTUS:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       APPENDIX A - CONDENSED FINANCIALS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                              NINE MONTHS ENDED
                                                                   9/30/06
-------------------------------------------------------------------------------
 ANCHOR SERIES TRUST -- CLASS 3 SHARES

-------------------------------------------------------------------------------

  Asset Allocation (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$23.880
                                                              (b)$23.860
        Ending AUV..........................................  (a)$23.880
                                                              (b)$23.860
        Ending Number of AUs................................  (a)0
                                                              (b)13

-------------------------------------------------------------------------------
  Capital Appreciation (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$40.687
                                                              (b)$40.268
        Ending AUV..........................................  (a)$40.687
                                                              (b)$40.268
        Ending Number of AUs................................  (a)0
                                                              (b)7

-------------------------------------------------------------------------------
  Government and Quality Bond (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$17.147
                                                              (b)$16.961
        Ending AUV..........................................  (a)$17.147
                                                              (b)$16.961
        Ending Number of AUs................................  (a)0
                                                              (b)18

-------------------------------------------------------------------------------
  Growth (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$31.912
                                                              (b)$31.558
        Ending AUV..........................................  (a)$31.912
                                                              (b)$31.558
        Ending Number of AUs................................  (a)0
                                                              (b)10

-------------------------------------------------------------------------------
  Natural Resources (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$42.399
                                                              (b)$41.972
        Ending AUV..........................................  (a)$42.399
                                                              (b)$41.972
        Ending Number of AUs................................  (a)0
                                                              (b)7

-------------------------------------------------------------------------------
         SUNAMERICA SERIES TRUST -- CLASS 3 SHARES
-------------------------------------------------------------------------------
  Aggressive Growth (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$15.910
                                                              (b)$15.748
        Ending AUV..........................................  (a)$15.910
                                                              (b)$15.748
        Ending Number of AUs................................  (a)0
                                                              (b)19

-------------------------------------------------------------------------------
  Alliance Growth (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$31.497
                                                              (b)$31.153
        Ending AUV..........................................  (a)$31.497
                                                              (b)$31.153
        Ending Number of AUs................................  (a)0
                                                              (b)10

-------------------------------------------------------------------------------
  American Funds Asset Allocation SAST (Inception
    Date -- 9/29/06)
        Beginning AUV.......................................  (a)$10.000
                                                              (b)$10.000
        Ending AUV..........................................  (a)$10.000
                                                              (b)$10.000
        Ending Number of AUs................................  (a)30
                                                              (b)30

-------------------------------------------------------------------------------
  American Funds Global Growth SAST (Inception Date - 9/29/06)
        Beginning AUV.......................................  (a)$10.000
                                                              (b)$10.000
        Ending AUV..........................................  (a)$10.000
                                                              (b)$10.000
        Ending Number of AUs................................  (a)30
                                                              (b)30

-------------------------------------------------------------------------------

         AUV -- Accumulation Unit Value
         AU -- Accumulation Units
         (a) Without election of the enhanced death benefit and EstatePlus.
         (b) With election of the enhanced death benefit and EstatePlus.

-------------------------------------------------------------------------------
                                                              NINE MONTHS ENDED
         SUNAMERICA SERIES TRUST -- CLASS 3 SHARES                 9/30/06
-------------------------------------------------------------------------------
American Funds Growth SAST (Inception Date - 9/29/06)
        Beginning AUV.......................................  (a)$10.000
                                                              (b)$10.000
        Ending AUV..........................................  (a)$10.000
                                                              (b)$10.000
        Ending Number of AUs................................  (a)30
                                                              (b)30

-------------------------------------------------------------------------------
  American Funds Growth-Income SAST (Inception Date - 9/29/06)
        Beginning AUV.......................................  (a)$10.000
                                                              (b)$10.000
        Ending AUV..........................................  (a)$10.000
                                                              (b)$10.000
        Ending Number of AUs................................  (a)30
                                                              (b)30

-------------------------------------------------------------------------------
  Blue Chip Growth (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$6.048
                                                              (b)$5.975
        Ending AUV..........................................  (a)$6.048
                                                              (b)$5.975
        Ending Number of AUs................................  (a)0
                                                              (b)50

-------------------------------------------------------------------------------
  Cash Management (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$13.139
                                                              (b)$12.982
        Ending AUV..........................................  (a)$13.139
                                                              (b)$12.982
        Ending Number of AUs................................  (a)0
                                                              (b)23

-------------------------------------------------------------------------------
  Corporate Bond (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$17.455
                                                              (b)$17.291
        Ending AUV..........................................  (a)$17.455
                                                              (b)$17.291
        Ending Number of AUs................................  (a)0
                                                              (b)17

-------------------------------------------------------------------------------
  Davis Venture Value (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$35.890
                                                              (b)$35.500
        Ending AUV..........................................  (a)$35.890
                                                              (b)$35.500
        Ending Number of AUs................................  (a)0
                                                              (b)8

-------------------------------------------------------------------------------
  "Dogs" of Wall Street (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$12.143
                                                              (b)$12.026
        Ending AUV..........................................  (a)$12.143
                                                              (b)$12.026
        Ending Number of AUs................................  (a)0
                                                              (b)25

-------------------------------------------------------------------------------
  Emerging Markets (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$16.243
                                                              (b)$16.074
        Ending AUV..........................................  (a)$16.243
                                                              (b)$16.074
        Ending Number of AUs................................  (a)0
                                                              (b)19

-------------------------------------------------------------------------------
  Federated American Leaders (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$19.149
                                                              (b)$18.945
        Ending AUV..........................................  (a)$19.149
                                                              (b)$18.945
        Ending Number of AUs................................  (a)0
                                                              (b)16

-------------------------------------------------------------------------------
  Foreign Value (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$17.992
                                                              (b)$17.792
        Ending AUV..........................................  (a)$17.992
                                                              (b)$17.792
        Ending Number of AUs................................  (a)0
                                                              (b)17

-------------------------------------------------------------------------------

         AUV -- Accumulation Unit Value
         AU -- Accumulation Units
         (a) Without election of the enhanced death benefit and EstatePlus.
         (b) With election of the enhanced death benefit and EstatePlus.

-------------------------------------------------------------------------------
                                                              NINE MONTHS ENDED
         SUNAMERICA SERIES TRUST -- CLASS 3 SHARES                 9/30/06
-------------------------------------------------------------------------------
  Global Bond (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$17.581
                                                              (b)$17.332
        Ending AUV..........................................  (a)$17.581
                                                              (b)$17.332
        Ending Number of AUs................................  (a)0
                                                              (b)17

-------------------------------------------------------------------------------
  Global Equities (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$21.582
                                                              (b)$21.273
        Ending AUV..........................................  (a)$21.582
                                                              (b)$21.273
        Ending Number of AUs................................  (a)0
                                                              (b)14

-------------------------------------------------------------------------------
  Goldman Sachs Research (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$7.637
                                                              (b)$7.623
        Ending AUV..........................................  (a)$7.637
                                                              (b)$7.623
        Ending Number of AUs................................  (a)0
                                                              (b)39

-------------------------------------------------------------------------------
  Growth-Income (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$29.767
                                                              (b)$29.437
        Ending AUV..........................................  (a)$29.767
                                                              (b)$29.437
        Ending Number of AUs................................  (a)0
                                                              (b)10

-------------------------------------------------------------------------------
  Growth Opportunities (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$5.310
                                                              (b)$5.259
        Ending AUV..........................................  (a)$5.310
                                                              (b)$5.259
        Ending Number of AUs................................  (a)0
                                                              (b)57

-------------------------------------------------------------------------------
  High-Yield Bond (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$20.152
                                                              (b)$19.924
        Ending AUV..........................................  (a)$20.152
                                                              (b)$19.924
        Ending Number of AUs................................  (a)0
                                                              (b)15

-------------------------------------------------------------------------------
  International Diversified Equities (Inception
    Date -- 9/29/06)
        Beginning AUV.......................................  (a)$13.160
                                                              (b)$13.013
        Ending AUV..........................................  (a)$13.160
                                                              (b)$13.013
        Ending Number of AUs................................  (a)0
                                                              (b)23

-------------------------------------------------------------------------------
  International Growth and Income (Inception
    Date -- 9/29/06)
        Beginning AUV.......................................  (a)$16.949
                                                              (b)$16.824
        Ending AUV..........................................  (a)$16.949
                                                              (b)$16.824
        Ending Number of AUs................................  (a)0
                                                              (b)18

-------------------------------------------------------------------------------
  Marsico Growth (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$11.112
                                                              (b)$10.993
        Ending AUV..........................................  (a)$11.112
                                                              (b)$10.993
        Ending Number of AUs................................  (a)0
                                                              (b)27

-------------------------------------------------------------------------------
  MFS Massachusetts Investors Trust (Inception
    Date -- 9/29/06)
        Beginning AUV.......................................  (a)$22.221
                                                              (b)$21.985
        Ending AUV..........................................  (a)$22.221
                                                              (b)$21.985
        Ending Number of AUs................................  (a)0
                                                              (b)14

-------------------------------------------------------------------------------

         AUV -- Accumulation Unit Value
         AU -- Accumulation Units
         (a) Without election of the enhanced death benefit and EstatePlus.
         (b) With election of the enhanced death benefit and EstatePlus.

-------------------------------------------------------------------------------
                                                              NINE MONTHS ENDED
         SUNAMERICA SERIES TRUST -- CLASS 3 SHARES                 9/30/06
-------------------------------------------------------------------------------
  MFS Mid-Cap Growth (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$10.044
                                                              (b)$9.929
        Ending AUV..........................................  (a)$10.044
                                                              (b)$9.929
        Ending Number of AUs................................  (a)0
                                                              (b)31

-------------------------------------------------------------------------------
  MFS Total Return (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$26.567
                                                              (b)$26.268
        Ending AUV..........................................  (a)$26.567
                                                              (b)$26.268
        Ending Number of AUs................................  (a)0
                                                              (b)11

-------------------------------------------------------------------------------
  Putnam Growth: Voyager (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$17.550
                                                              (b)$17.349
        Ending AUV..........................................  (a)$17.550
                                                              (b)$17.349
        Ending Number of AUs................................  (a)0
                                                              (b)17

-------------------------------------------------------------------------------
  Real Estate (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$28.527
                                                              (b)$28.230
        Ending AUV..........................................  (a)$28.527
                                                              (b)$28.230
        Ending Number of AUs................................  (a)0
                                                              (b)11

-------------------------------------------------------------------------------
  Small & Mid Cap Value (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$17.114
                                                              (b)$16.917
        Ending AUV..........................................  (a)$17.114
                                                              (b)$16.917
        Ending Number of AUs................................  (a)0
                                                              (b)18

-------------------------------------------------------------------------------
  Small Company Value (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$9.359
                                                              (b)$9.344
        Ending AUV..........................................  (a)$9.359
                                                              (b)$9.344
        Ending Number of AUs................................  (a)0
                                                              (b)32

-------------------------------------------------------------------------------
  SunAmerica Balanced (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$15.502
                                                              (b)$15.334
        Ending AUV..........................................  (a)$15.502
                                                              (b)$15.334
        Ending Number of AUs................................  (a)0
                                                              (b)20

-------------------------------------------------------------------------------
  Technology (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$2.301
                                                              (b)$2.278
        Ending AUV..........................................  (a)$2.301
                                                              (b)$2.278
        Ending Number of AUs................................  (a)0
                                                              (b)132

-------------------------------------------------------------------------------
  Telecom Utility (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$13.686
                                                              (b)$13.678
        Ending AUV..........................................  (a)$13.686
                                                              (b)$13.678
        Ending Number of AUs................................  (a)0
                                                              (b)22

-------------------------------------------------------------------------------
  Worldwide High Income (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$20.363
                                                              (b)$20.314
        Ending AUV..........................................  (a)$20.363
                                                              (b)$20.314
        Ending Number of AUs................................  (a)0
                                                              (b)15

-------------------------------------------------------------------------------

         AUV -- Accumulation Unit Value
         AU -- Accumulation Units
         (a) Without election of the enhanced death benefit and EstatePlus.
         (b) With election of the enhanced death benefit and EstatePlus.

-------------------------------------------------------------------------------
                                                              NINE MONTHS ENDED
      LORD ABBETT SERIES FUND, INC. -- CLASS VC SHARES             9/30/06
-------------------------------------------------------------------------------
  Lord Abbett Growth and Income (Inception Date - 9/29/06)
        Beginning AUV.......................................  (a)$13.126
                                                              (b)$12.970
        Ending AUV..........................................  (a)$13.126
                                                              (b)$12.970
        Ending Number of AUs................................  (a)0
                                                              (b)23
-------------------------------------------------------------------------------
 VAN KAMPEN LIFE INVESTMENT TRUST -- CLASS II SHARES
-------------------------------------------------------------------------------
  Van Kampen LIT Comstock (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$13.395
                                                              (b)$13.259
        Ending AUV..........................................  (a)$13.395
                                                              (b)$13.259
        Ending Number of AUs................................  (a)0
                                                              (b)23
-------------------------------------------------------------------------------
  Van Kampen LIT Strategic Growth (Inception
    Date -- 9/29/06)
      (formerly Emerging Growth)
        Beginning AUV.......................................  (a)$9.251
                                                              (b)$9.150
        Ending AUV..........................................  (a)$9.251
                                                              (b)$9.150
        Ending Number of AUs................................  (a)0
                                                              (b)33
-------------------------------------------------------------------------------
  Van Kampen LIT Growth and Income (Inception
    Date -- 9/29/06)
        Beginning AUV.......................................  (a)$14.522
                                                              (b)$14.377
        Ending AUV..........................................  (a)$14.522
                                                              (b)$14.377
        Ending Number of AUs................................  (a)0
                                                              (b)21
-------------------------------------------------------------------------------
 COLUMBIA FUNDS VARIABLE INSURANCE TRUST I -- CLASS A SHARES
  (FORMERLY NATIONS SEPARATE ACCOUNT TRUST)
-------------------------------------------------------------------------------
  Columbia High Yield, Variable Series (Inception
    Date -- 9/29/06)
    (formerly Nations High Yield)
        Beginning AUV.......................................  (a)$15.228
                                                              (b)$15.029
        Ending AUV..........................................  (a)$15.228
                                                              (b)$15.029
        Ending Number of AUs................................  (a)0
                                                              (b)20
-------------------------------------------------------------------------------
  Columbia Marsico Focused Equities, Variable Series
    (Inception Date -- 9/29/06)
    (formerly Nations Marsico Focused Equities)*
        Beginning AUV.......................................  (a)$10.981
                                                              (b)$10.827
        Ending AUV..........................................  (a)$10.981
                                                              (b)$10.827
        Ending Number of AUs................................  (a)0
                                                              (b)28
-------------------------------------------------------------------------------

         AUV -- Accumulation Unit Value
         AU -- Accumulation Unit
         (a) Without election of the enhanced death benefit and EstatePlus.
         (b) With election of the enhanced death benefit and EstatePlus.
          * Effective October 2, 2006, the unnamed class of shares of these funds were replaced with Class A shares, which are not subject to 12b-1 distribution fees.

Dated: February 13, 2007

                Please keep this Supplement with your Prospectus

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

--------------------------------------------------------------------------------

                           VARIABLE SEPARATE ACCOUNT

                               SUPPLEMENT TO THE

                 POLARIS CHOICE III VARIABLE ANNUITY (B4221PRO)

                        PROSPECTUS DATED JANUARY 2, 2007

--------------------------------------------------------------------------------

THE DATE OF THE PROSPECTUS IS HEREBY CHANGED TO FEBRUARY 13, 2007.

THE FOLLOWING IS ADDED TO THE FEE TABLES ON PAGE 4 OF THE PROSPECTUS:

OPTIONAL MARKETLOCK FOR LIFE+ FEE
(calculated as the percentage of the greater of (a) Purchase Payments made in the first contract year and Purchase Payments made in contract years 2-5 capped each year at 100% of the Purchase Payments made in the first year, or (b) the highest contract anniversary value (less Purchase Payments in excess of the annual cap in contract years 2-5 and all Purchase Payments made after the first five years) during the period in which anniversary values are being considered, each adjusted for excess withdrawals during the applicable period)*

    ALL YEARS IN WHICH THE FEATURE IS IN EFFECT                      ANNUALIZED FEE
    -------------------------------------------                   ---------------------
    For One Covered Person......................................  0.65% of Benefit Base
    For Two Covered Persons.....................................  0.90% of Benefit Base

*MarketLock for Life+ is an optional guaranteed minimum withdrawal benefit. The annualized fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. Excess withdrawals refer to amounts exceeding the maximum annual amount available at the time of withdrawal under this feature.

THE FOLLOWING REPLACES THE MAXIMUM EXPENSE EXAMPLES LOCATED ON PAGE 5 OF THE
PROSPECTUS:

MAXIMUM EXPENSE EXAMPLES
(assuming maximum separate account annual expenses of 2.02% (including the optional Death Benefit and the EstatePlus features), the optional MarketLock For Life+ feature (0.90%), and investment in an Underlying Fund with total expenses of 2.03%)

(1) If you surrender your contract at the end of the applicable time period:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
    $1,200            $2,101            $2,502            $5,003
---------------------------------------------------------------------
---------------------------------------------------------------------

(2) If you annuitize your contract at the end of the applicable time period:(4)

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $358             $1,088            $1,840            $3,818
---------------------------------------------------------------------
---------------------------------------------------------------------

(3) If you do not surrender your contract:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $500             $1,501            $2,502            $5,003
---------------------------------------------------------------------
---------------------------------------------------------------------

---------------

(4) You do not pay fees for optional features once you annuitize your contract; therefore, examples reflecting annuitization do not include fees for optional features.

THE FOLLOWING IS ADDED TO THE MARKETLOCK SECTION UNDER THE OPTIONAL LIVING BENEFITS HEADING IN THE PROSPECTUS:

MARKETLOCK FOR LIFE+

WHAT IS MARKETLOCK FOR LIFE+?

MarketLock For Life+ is an optional guaranteed minimum withdrawal feature, available for an additional fee. The feature is designed to help you create a guaranteed income stream that may last as long as you live, or as long as you and your spouse live, even if the entire value of your contract has been reduced to zero. The feature guarantees withdrawals based on the highest contract anniversary value plus a potential bonus amount. Thus, MarketLock For Life+ may offer protection in the event your contract value declines due to unfavorable investment performance or certain withdrawal activity, that you live longer than expected or any combination of these factors. You may never need to rely on MarketLock For Life+ as its value is dependent on your contract's performance, your withdrawal activity and your longevity.

This feature may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or other tax-qualified plans. The feature guarantees that only certain Purchase Payments received in the contract's first five years are included in the Benefit Base.

Please note that this feature may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and any additional restrictions.

Withdrawals under the feature are treated like any other withdrawal for the purpose of calculating taxable income, reducing the contract value, deducting applicable withdrawal charges, free withdrawal amounts and all other benefits, features and conditions of your contract. Please see the ACCESS TO YOUR MONEY section in the prospectus.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you take required minimum distributions and want to ensure that these withdrawals are not considered excess withdrawals under the feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE MARKETLOCK FOR LIFE+ AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

WHEN AND HOW MAY I ELECT MARKETLOCK FOR LIFE+?

You may elect MarketLock For Life+ at the time of contract issue for immediate effectiveness; if we allow you to elect the feature after purchasing your contract, the feature is effective on the first contract anniversary after your election (the "Effective Date"). You cannot elect this feature if you elect any other optional living benefit. You may elect to have the feature cover only your life or the lives of both you and your spouse. We refer to the person or persons who's lifetime withdrawals are guaranteed under MarketLock For Life+ as the "Covered Person(s)." There are age parameters applicable to this feature which drive whether you can elect the feature and who can qualify as a Covered Person. If the contract is not owned by a natural person, references to owner(s) apply to the annuitants. The tables below provide the age requirement for electing this feature depending on the type of contract you purchase and the number of Covered Persons.

IF YOU ELECT ONE COVERED PERSON:

-------------------------------------------------
                            COVERED PERSON
                      ---------------------------
                        MINIMUM       MAXIMUM
                          AGE          AGE(1)
-------------------------------------------------
     One Owner            50             75
-------------------------------------------------
    Joint Owners
(based on the age of      50             75
   the older Owner)
-------------------------------------------------

IF YOU ELECT TWO COVERED PERSONS:

------------------------------------------------------------------------
                         COVERED PERSON #1         COVERED PERSON #2
                      --------------------------------------------------
                        MINIMUM      MAXIMUM      MINIMUM      MAXIMUM
                          AGE        AGE(1)         AGE        AGE(1)
------------------------------------------------------------------------
   NON-QUALIFIED:
    Joint Owners          50           75           50           75
------------------------------------------------------------------------
   NON-QUALIFIED:
   One Owner with         50           75           50           N/A
Spousal Beneficiary
------------------------------------------------------------------------
     QUALIFIED:
   One Owner with         50           75           50           N/A
Spousal Beneficiary
------------------------------------------------------------------------

(1) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

N/A = Not applicable because second Covered Person is a spousal beneficiary and the contract and feature availability is based on the Owner only. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.

HOW DOES MARKETLOCK FOR LIFE+ WORK?

MarketLock For Life+ automatically locks-in the greater of two values in determining the Covered Person(s) guaranteed lifetime benefit. For 10 years following the Effective Date, the feature annually locks-in the highest Anniversary Value or the Benefit Base plus a bonus amount, as described below. You may extend the period over which the feature locks-in the highest Anniversary Value beyond 10 years; however, the bonus amount is only available for the first 10 years following the Effective Date.

MarketLock For Life+ automatically locks-in a new Benefit Base each year based on the greater of the highest

Anniversary Value or the Benefit Base increased by a bonus amount during the first 10 years of your contract. The bonus amount (the "Bonus") is calculated as 6% of the Bonus Base, defined below. The Bonus may only be added to the Benefit Base if no withdrawals are taken in a contract year. For instance, if you take a withdrawal in year 2, you will not be eligible for a Bonus to be added to your Benefit Base on your second contract anniversary; however, if you do not take a withdrawal in year 3, you will be eligible for a Bonus to be added to your Benefit Base on your third contract anniversary. Please see "How are the components of MarketLock For Life+ calculated?" below for details.

WHAT DETERMINES THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE?

The Maximum Annual Withdrawal Percentage represents the percentage of your Benefit Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the table below.

One Covered Person

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:

-------------------------------------------------------------------------------------
                                                                  MAXIMUM
                                                                   ANNUAL
                                                                 WITHDRAWAL
AGE OF THE COVERED PERSON AT TIME OF FIRST WITHDRAWAL           PERCENTAGE*
-------------------------------------------------------------------------------------
At least age 50 but prior to 65th Birthday                           4%
-------------------------------------------------------------------------------------
At least age 65 but prior to 76th Birthday                           5%
-------------------------------------------------------------------------------------
        On or after 76th birthday                                    6%
-------------------------------------------------------------------------------------

Two Covered Persons

If the feature is elected to cover two lives, the following is applicable:

------------------------------------------------------------------------------
                                                           MAXIMUM
                                                            ANNUAL
AGE OF THE YOUNGER COVERED PERSON OR SURVIVING            WITHDRAWAL
  COVERED PERSON AT TIME OF FIRST WITHDRAWAL             PERCENTAGE*
------------------------------------------------------------------------------
At least age 50 but prior to 65th Birthday                    4%
------------------------------------------------------------------------------
At least age 65 but prior to 76th Birthday                    5%
------------------------------------------------------------------------------
      On or after 76th birthday                               6%
------------------------------------------------------------------------------

* The amount of any withdrawal, including any charges applicable to the withdrawal, must be within the Maximum Annual Withdrawal Amount. If you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based on this contract) is greater than the Maximum Annual Withdrawal Amount (defined below) in any given year, no portion of the RMD withdrawal will be treated as an excess withdrawal (also defined below). Any portion of a withdrawal that is greater than either the Maximum Annual Withdrawal Amount or the RMD amount (based only on this contract) will be considered an excess withdrawal. Please see "What are the effects of withdrawals on MarketLock For Life+?" below.

ARE THERE INVESTMENT REQUIREMENTS IF I ELECT MARKETLOCK FOR LIFE+?

Yes, as long as the feature is in effect, we require that you allocate your Purchase Payments, subsequent Purchase Payments and transfers of contract value in accordance with the investment requirements listed below.

--------------------------------------------------------------------------
     INVESTMENT          INVESTMENT            VARIABLE PORTFOLIOS
       GROUP            REQUIREMENT           AND/OR FIXED ACCOUNTS
--------------------------------------------------------------------------
A. Bond, Cash and       Minimum 20%     BB&T Total Return Bond
   Fixed Accounts       Maximum 100%    Cash Management
                                        Corporate Bond
                                        Global Bond
                                        Government & Quality Bond
                                        FIXED ACCOUNTS
                                        DCA 6-Month
                                        DCA 12-Month
                                        1-Year Fixed
--------------------------------------------------------------------------
B. Equity Maximum        Minimum 0%     Aggressive Growth
                        Maximum 80%     Alliance Growth
                                        American Funds Asset Allocation
                                        SAST
                                        American Funds Global Growth SAST
                                        American Funds Growth SAST
                                        American Funds Growth-Income SAST
                                        Asset Allocation
                                        BB&T Capital Manager Equity Fund
                                        BB&T Large Cap
                                        BB&T Special Opportunities Equity
                                        Blue Chip Growth
                                        Capital Appreciation
                                        Columbia High Yield, VS
                                        Columbia Marsico Focused Equities,
                                        VS
                                        Davis Venture Value
                                        "Dogs" of Wall Street
                                        Federated American Leaders
                                        Foreign Value
                                        Global Equities
                                        Growth
                                        Growth-Income
                                        High-Yield Bond
                                        International Diversified Equities
                                        International Growth and Income
                                        Lord Abbett Growth and Income
                                        Marsico Growth
                                        MFS Massachusetts Investors Trust
                                        MFS Total Return
                                        Putnam Growth: Voyager
                                        Small & Mid Cap Value
                                        SunAmerica Balanced
                                        Telecom Utility
                                        Van Kampen LIT Comstock
                                        Van Kampen LIT Growth and Income
                                        Van Kampen LIT Strategic Growth
                                        Worldwide High Income
--------------------------------------------------------------------------
C. Limited Equity        Minimum 0%     BB&T Mid Cap Growth
                        Maximum 20%     Emerging Markets
                                        Goldman Sachs Research
                                        Growth Opportunities
                                        MFS Mid-Cap Growth
                                        Natural Resources
                                        Real Estate
                                        Small Company Value
                                        Technology
--------------------------------------------------------------------------

Your allocation instructions accompanying any Purchase Payment must comply with the investment requirements, listed above, in order for your application or subsequent Purchase Payment to be considered in good order. Please see

Allocation of Purchase Payments in the prospectus. We will automatically enroll you in the Automatic Asset Rebalancing Program, with quarterly rebalancing because market performance and withdrawal activity may result in your contract's allocations going outside these restrictions. This will ensure that your allocations are rebalanced quarterly to comply with the investment requirements for this feature. In addition to quarterly rebalancing, we will initiate rebalancing in accordance with your Automatic Asset Rebalancing instructions, after any of the following transactions:

     - receipt of a subsequent Purchase Payment; or

     - a transfer or reallocation that causes your contract value to be inconsistent with the investment requirements, whether automatic or directed by you; or

     - a withdrawal that causes your contract value to inconsistent with the investment requirements, whether automatic or directed by you.

We will rebalance your contract in accordance with either your initial allocation instructions or your Automatic Asset Rebalancing Program instructions on file, whichever is consistent with the investment requirements and most current. If at any point, for any reason, your Automatic Asset Rebalancing Program instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file and implement those at the next rebalancing. Please see Automatic Asset Rebalancing Program in the prospectus. We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent Variable Portfolios and/or Fixed Accounts are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements at least 30 days in advance.

HOW ARE THE COMPONENTS FOR MARKETLOCK FOR LIFE+ CALCULATED?

First, we determine the ELIGIBLE PURCHASE PAYMENTS, which include:

     1. 100% of Purchase Payments received during the first contract year; and

     2. Purchase Payments received in each of contract years 2-5, capped in each year at an amount equal to 100% of the Purchase Payments received in year 1. This means that if you made a $100,000 Purchase Payment in year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $100,000 contributed in each of contract years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments. If the feature is elected after contract issue, Purchase Payments received from the Effective Date through contract year 5 are capped in each year at an amount equal to 100% of the Purchase Payments received during the first contract year.

Any Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Purchase Payments received after the 5th contract year are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, continuation contributions are included in the calculation of Anniversary Values, as defined below. PLEASE SEE THE SPOUSAL CONTINUATION SECTION IN THE PROSPECTUS. Total Eligible Purchase Payments are limited to $1 million without our prior Company approval.

Second, we consider the BONUS PERIOD and the BENEFIT BASE EVALUATION PERIOD. The Bonus Period is the period of time over which we calculate the potential Bonus. The Benefit Base Evaluation Period is the period of time over which we will consider Anniversary Values and if greater, the Benefit Base plus Bonus during the Bonus Period. The Bonus Period and the Benefit Base Evaluation Period begin on the Effective Date and end 10 years later. On the expiration of the Benefit Base Evaluation Period, you may contact us to extend the Benefit Base Evaluation Period. Please see "CAN I EXTEND THE BENEFIT BASE EVALUATION PERIOD BEYOND 10 YEARS?" below. However, you cannot extend the Bonus Period.

Third, we determine the ANNIVERSARY VALUE which equals your contract value on any contract anniversary during the Benefit Base Evaluation Period minus any Ineligible Purchase Payments.

Fourth, we determine the BENEFIT BASE which initially is equal to the first Eligible Purchase Payment. If the feature is elected after contract issue, the initial Benefit Base is the contract value on the Effective Date. Please see "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK FOR LIFE+?" below. On each contract anniversary, we determine if the Benefit Base should be increased based on the maximum Anniversary Value or any available Bonus. The calculation and components of this determination are detailed below.

     CALCULATION OF THE BENEFIT BASE WHEN BONUS IS NOT AVAILABLE OR AFTER BONUS
     PERIOD:

     On each contract anniversary occurring during the Benefit Base Evaluation Period, the Benefit Base is automatically increased to the Anniversary Value when the Anniversary Value is greater than both (a) and (b), where:

          (a) is the current Benefit Base; and

          (b) is all previous maximum Anniversary Values during the Benefit Base Evaluation Period.

     CALCULATION OF THE BENEFIT BASE WHEN BONUS IS AVAILABLE:

     The Bonus Base is used to calculate the Bonus during the Bonus Period. The Bonus is calculated as a percentage of the Bonus Base. The Bonus Base is used solely to calculate the Bonus. The initial Bonus Base is equal to the initial Eligible Purchase Payment.

     On each contract anniversary during the Bonus Period, we determine the amount by which the Bonus Base and/or the Benefit Base could increase. The components used to determine this amount are:

          (a) the Benefit Base calculated based on the maximum Anniversary Value; and

          (b) the Bonus plus the current Benefit Base.

     If (a) is greater than (b), the Bonus Base and the Benefit Base are increased to the current Anniversary Value. If (b) is greater than (a), the Benefit Base is increased by the Bonus and the Bonus Base remains unchanged.

The Bonus Base is increased each time subsequent Eligible Purchase Payments are made. The Bonus Base also increases when the Benefit Base is increased as a result of a maximum Anniversary Value being achieved that is greater than both the current Benefit Base and all previous maximum Anniversary Values. The Bonus Base is decreased each time an Excess Withdrawal is taken, in the same proportion by which the Contract Value is reduced by the Excess Withdrawal. The Bonus Base is not used in the calculation of the Contract Value or any other benefits under the Contract.

The Benefit Base and Bonus Base are increased each time subsequent Eligible Purchase Payments are made, and adjusted each time any excess withdrawals, defined below, are taken. Other than adjustments made for excess withdrawals, the Benefit Base and Bonus Base can only be adjusted upwards, and subsequent lower Anniversary Values during the Benefit Base Evaluation Period will not result in a lower Benefit Base or lower Bonus Base.

Finally, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each contract year. The Maximum Annual Withdrawal Amount is calculated by multiplying the current Benefit Base by the applicable Maximum Annual Withdrawal Percentage shown in the tables above. If the Benefit Base is increased on a contract anniversary, the Maximum Annual Withdrawal Amount is recalculated on that contract anniversary by multiplying the increased Benefit Base by the applicable Maximum Annual Withdrawal Percentage. If the Benefit Base is increased for any Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated upon receipt of each Eligible Purchase Payments by multiplying the new Benefit Base by the applicable Maximum Annual Withdrawal Percentage. The Maximum Annual Withdrawal Amount may also be decreased due to Excess Withdrawals. Please see What are the Effects of Withdrawals on MarketLock For Life+? below.

WHAT IS THE FEE FOR MARKETLOCK FOR LIFE+?

The fee for MarketLock For Life+ depends on whether you elect to cover one life or two lives. The fee is as follows:

----------------------------------------------------
 ALL YEARS IN WHICH THE
  FEATURE IS IN EFFECT          ANNUALIZED FEE
----------------------------------------------------
 For One Covered Person      0.65% of Benefit Base
----------------------------------------------------
 For Two Covered Persons     0.90% of Benefit Base
----------------------------------------------------

The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the Benefit.

An increase in the Benefit Base due to an adjustment to a higher Anniversary Value, addition of a Bonus, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee.

If your contract value and/or Benefit Base falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in a contract quarter.

WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK FOR LIFE+?

The Maximum Annual Withdrawal Amount, the Benefit Base and Bonus Base may change over time as a result of the timing and amount of withdrawals.

Any withdrawals in a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount do not reduce the Benefit Base or Bonus Base. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered EXCESS WITHDRAWALS. We define Excess Withdrawals as any portion of a withdrawal that causes the total withdrawals in a benefit year to exceed the Maximum Annual Withdrawal Amount; including but not limited to any withdrawal in a contract year taken after the Maximum Annual Withdrawal Amount has been withdrawn.

You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce or eliminate the value of the feature. In addition, if you plan to take withdrawals in any years during the Bonus Period, a Bonus will not be added to your Benefit Base in those years.

You may take withdrawals during a contract year up to or less than the Maximum Annual Withdrawal Amount. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any contract year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount will not be recalculated as a result of taking less than the entire Maximum Annual Withdrawal Amount in any given year.

The impact of withdrawals and the effect on each component of MarketLock For Life+ are further explained below:

     BENEFIT BASE AND BONUS BASE: If the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount, the Benefit Base and Bonus Base are not reduced for those withdrawals. Excess Withdrawals as described above reduce the Benefit Base and Bonus Base as follows:

     For each Excess Withdrawal taken, the Benefit Base and Bonus Base are reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal.

     Since Excess Withdrawals reduce the Bonus Base, it will result in the reduction of the amount of the Bonus.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Benefit Base. Accordingly, if the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Benefit Base is increased (as described above under "How are the components for MarketLock For Life+ calculated?" ). If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Benefit Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount will be available beginning on the next contract anniversary and may be lower than your previous Maximum Annual Withdrawal Amount.

THE OPTIONAL LIVING BENEFITS EXAMPLES APPENDIX PROVIDES EXAMPLES OF THE EFFECTS OF WITHDRAWALS.

WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO?

If the contract value is reduced to zero but the Benefit Base is greater than zero, guaranteed withdrawals will continue to be payable over the lifetime of the Covered Person(s). However, if at any time an Excess Withdrawal reduces your contract value to zero, no benefit remains, the Benefit Base Evaluation Period and the Bonus Period end and Bonus Base equals zero.

The contract's other benefits will be terminated once the contract value equals zero. You may not make subsequent Purchase Payments or transfers, and no death benefit or future annuity income payments are available. Therefore, particularly during times of unfavorable investment performance, withdrawals taken under the benefit may reduce the contract value to zero eliminating any other benefits of the contract.

When the contract value equals zero but a benefit remains payable, to receive any remaining benefit, you must select one of the following options for payment:

     1. The current Maximum Annual Withdrawal Amount, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2. Any payment option mutually agreeable between you and us.

If you do not select a payment option above, the remaining benefit will be paid as the current Maximum Annual Withdrawal Amount divided equally and paid on a quarterly basis until the date of death of the Covered Person(s).

CAN I EXTEND THE BENEFIT BASE EVALUATION PERIOD BEYOND 10 YEARS?

There is an option for extension as long as the feature is still in effect and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension. IN ORDER TO EXTEND THE BENEFIT BASE EVALUATION PERIOD, YOU MUST CONTACT US NO LATER THAN 60 DAYS AFTER THE END OF THE BENEFIT BASE EVALUATION PERIOD. If you elect to extend the Benefit Base Evaluation Period, the Benefit Base can continue to be adjusted upward as described above on each anniversary during the new Benefit Base Evaluation Period. See "How are the components for MarketLock For Life+ calculated?" Also, if you extend the Benefit Base Evaluation Period, you should note that the components of the feature will change to those in effect at the time you elect to extend, including the fee and investment requirements, which may be different from the components when you initially elected the feature. We will notify you in writing of the terms of the extension at least 30 days prior to the end of the Benefit Base Evaluation Period.

If you do not contact us at the end of each Benefit Base Evaluation Period to extend the Benefit Base Evaluation Period, an extension will no longer be available and the Benefit Base will no longer be adjusted for higher Anniversary Values on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Benefit Base Evaluation Period, subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Benefit Base Evaluation Period and you will not be permitted to extend the Benefit Base Evaluation Period in the future.

CAN I EXTEND THE BONUS PERIOD BEYOND 10 YEARS?

No. The Bonus Period may not be extended. However, the Benefit Base Evaluation Period as described above may be extended.

WHAT HAPPENS TO MARKETLOCK FOR LIFE+ UPON A SPOUSAL CONTINUATION?

If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero which terminates MarketLock For Life+ and the contract; or

     2. Continue the contract if the contract value is greater than zero, without MarketLock For Life+ and its corresponding fee.

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates MarketLock For Life+ and the contract; or

     2. Continue the contract with MarketLock For Life+ and its corresponding fee.

The components of the feature will not change as a result of a spousal continuation. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the feature based on: (1) the age of the younger Covered Person when the first withdrawal was taken or the age of the surviving Covered Person; and (2) the Benefit Base at the time of spousal continuation if no withdrawals were taken prior to the continuation.

If spousal continuation occurs during the Benefit Base Evaluation Period and/or Bonus Period, if applicable, the continuing spouse will continue to receive any increases to the Benefit Base during the remaining Benefit Base Evaluation Period and/or Bonus Period. Any spousal continuation contribution is included in the Anniversary Value. However, spousal continuation contributions are not considered to be Eligible Purchase Payments. In addition, the continuing spouse will be eligible to extend the Benefit Base Evaluation Period upon the expiration of the period. (See "Can I extend the Benefit Base Evaluation Period beyond 10 years?" above).

CAN A NON-SPOUSAL BENEFICIARY ELECT TO RECEIVE ANY REMAINING BENEFITS UNDER MARKETLOCK FOR LIFE+ UPON THE DEATH OF THE SECOND SPOUSE?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal beneficiary must make an election under the death benefit provisions of the contract, which terminates MarketLock For Life+. SEE DEATH BENEFITS BELOW.

WHAT HAPPENS TO MARKETLOCK FOR LIFE+ UPON THE LATEST ANNUITY DATE?

If the contract value and the Benefit Base are greater than zero on the Latest Annuity Date, you must select one of the following options:

     1. Annuitize the contract value under the contract's annuity provisions; or

     2. Elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     3. Any payment option mutually agreeable between you and us.

If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Annuity Income Option 3, as described in the INCOME OPTIONS section in the prospectus. At that point, the Accumulation Phase of your contract ends and the Income Phase begins.

CAN MARKETLOCK FOR LIFE+ BE CANCELLED?

MarketLock For Life+ may be cancelled on the 5th contract anniversary, the 10th contract anniversary, or any contract anniversary after the 10th contract anniversary. Once MarketLock For Life+ is cancelled, you will no longer be charged a fee and the guarantees under the benefit are terminated. In addition, the investment requirements for MarketLock For Life+ will no longer apply to your contract. You may not extend the Benefit Base Evaluation Period and you may not re-elect or reinstate MarketLock For Life+ after cancellation.

ARE THERE CIRCUMSTANCES UNDER WHICH MARKETLOCK FOR LIFE+ WILL AUTOMATICALLY TERMINATE?

The feature automatically terminates upon the occurrence of one of the following:

     1. Annuitization of the contract; or

     2. Full surrender or termination of the contract; or

     3. A death benefit is paid and the contract is terminated; or

     4. Excess withdrawals reduce the contract value to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected

     6. Death of the surviving Covered Persons; or

     7. A change that removes all Covered Persons from the contract except as noted below and under "Are there circumstances under which guaranteed withdrawals over the lifetime of your spouse is terminated?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the annuitant(s) after the ownership change to prevent termination of MarketLock For Life+. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural annuitant(s) in order to prevent termination of MarketLock For Life+. Any ownership change is contingent upon prior review and approval by the Company.

ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?

Under any of the following circumstances, MarketLock For Life+ will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for MarketLock For Life+ based on two Covered Persons remains unchanged and the guaranteed withdrawals are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the feature as described under "Can MarketLock For Life+ be cancelled?"

THE FOLLOWING IS ADDED TO THE EXPENSES SECTION OF THE PROSPECTUS:

MARKETLOCK FOR LIFE+ FEE

The annualized MarketLock for Life+ fee will be assessed as a percentage of the Benefit Base for all years in which the feature is in effect. The fee for MarketLock For Life+ depends on whether you elect to cover one life or two lives. The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the Benefit.

The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in the available Fixed Accounts which in total equal the amount of the fee. If your contract value and/or Benefit Base falls to zero before the feature has been terminated, the fee will no longer be assessed. However, if the Benefit Base is adjusted upwards due to an adjustment to a higher Anniversary Value, addition of a Bonus, or subsequent Eligible Purchase Payment, the calculation and deduction of the fee will resume. We will not assess the quarterly fee if you annuitize your contract before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in a contract quarter. The fee is as follows:

----------------------------------------------------
 ALL YEARS IN WHICH THE
  FEATURE IS IN EFFECT          ANNUALIZED FEE
----------------------------------------------------
 For One Covered Person      0.65% of Benefit Base
----------------------------------------------------
 For Two Covered Persons     0.90% of Benefit Base
----------------------------------------------------

THE FOLLOWING IS ADDED TO THE MARKETLOCK SECTION OF THE OPTIONAL LIVING BENEFIT EXAMPLES APPENDIX OF THE PROSPECTUS:

MARKETLOCK FOR LIFE+ EXAMPLES

The following examples demonstrate the operation of the MarketLock For Life+ feature:

EXAMPLE 1:

Assume you elect MarketLock for Life+ and you invest a single Purchase Payment of $100,000, and you make no additional Purchase Payments, and no withdrawals before the 1st contract anniversary. Assume that on your 1st contract anniversary, your contract value is $103,000.

Your initial Benefit Base and Bonus Base are equal to 100% of your Eligible Purchase Payments, or $100,000. Your Bonus on the first anniversary is calculated as the Bonus Percentage (6%) multiplied by the Bonus Base ($100,000) which equals $6,000. On your first contract anniversary, your Benefit Base is adjusted to $106,000 which equals the greatest of your current Benefit Base ($100,000), your contract value ($103,000), or your Bonus plus your current Benefit Base ($6,000 + $100,000).

Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals after the 1st contract anniversary is 5% of the Benefit Base (5% X $106,000 = $5,300). Therefore, as of your 1st contract anniversary, you may take withdrawals of up to $5,300 each year as long as the Covered Person(s) is(are) alive and you do not take any excess withdrawals.

EXAMPLE 2:

Assume you elect MarketLock for Life+, you invest an initial Purchase Payment of $100,000, you make subsequent Purchase Payments of $120,000 in year 2, $30,000 in year 5, and $50,000 in year 6, and you take no withdrawals before the 6th contract anniversary. Assume further that on your 1st contract anniversary, your contract value increases to $103,000, but through each subsequent policy year, there is effectively 0% growth net of fees in your contract value. Therefore, your Benefit Base and Bonus Base do not increase due to a maximum Anniversary Value. Your contract values,

Benefit Bases, Bonus Bases, and Bonuses are given as follows:

----------------------------------------------------------------------
      CONTRACT         CONTRACT
     ANNIVERSARY         VALUE    BENEFIT BASE BONUS BASE     BONUS
----------------------------------------------------------------------
         1st           $103,000    $106,000     $100,000     $6,000
----------------------------------------------------------------------
         2nd           $223,000    $218,000     $200,000     $12,000
----------------------------------------------------------------------
         3rd           $223,000    $230,000     $200,000     $12,000
----------------------------------------------------------------------
         4th           $223,000    $242,000     $200,000     $12,000
----------------------------------------------------------------------
         5th           $253,000    $285,800     $230,000     $13,800
----------------------------------------------------------------------
         6th           $303,000    $299,600     $230,000     $13,800
----------------------------------------------------------------------

Since the Benefit Base equals the Benefit Base at the beginning of that Benefit Year plus the subsequent Eligible Purchase Payments made in year 2, your new Benefit Base at the time of deposit equals $206,000 ($106,000 + $100,000). $20,000 of the $120,000 Purchase Payment is considered Ineligible Purchase Payments because it exceeds the Eligible Purchase Payment made in the 1st contract year (100% of $100,000). On your 2nd contract anniversary, your Bonus is $12,000 (6% X $200,000) and your Benefit Base equals $218,000 ($206,000 +
$12,000). Assuming your Maximum Annual Withdrawal Percentage at that time is 5%, then your Maximum Annual Withdrawal Amount would be $10,900 if you were to start taking withdrawals after the 2nd contract anniversary (5% of the $218,000 Benefit Base). However, continuing to assume you do not take any withdrawals in years 3 and 4, your Benefit Base will increase by your Bonus and as a result, your Maximum Annual Withdrawal Amount will also increase. After your Purchase Payment of $30,000 in year 5, your new Benefit Base equals $272,000 ($242,000 + $30,000). On your 5th contract anniversary, your Bonus Base is $230,000 and your Bonus equals $13,800 ($230,000 X 6%). Your Benefit Base equals $285,800 ($272,000 + $13,800). Any Purchase Payments made on or after your 5th contract anniversary are considered Ineligible Purchase Payments. Therefore, your $50,000 Purchase Payment in year 6 will not increase the Benefit Base, Bonus Base, or Bonus. A maximum Anniversary Value is not attained on the 6th contract anniversary since the contract value of $303,000 is reduced by Ineligible Purchase Payments of $70,000 ($20,000 + $50,000). Therefore, your Benefit Base is $299,600 ($285,800 + $13,800). If you were to start taking withdrawals after the 6th contract anniversary, and your Maximum Annual Withdrawal Percentage at that time remains at 5%, your Maximum Annual Withdrawal Amount would be $14,980 (5% of the $299,600 Benefit Base). If you do not take any Excess Withdrawals and begin taking withdrawals as of the 6th contract anniversary, you may take up to $14,980 each year as long as the Covered Person(s) is (are) alive.

EXAMPLE 3:

Assume you elect MarketLock for Life+ and you invest a single Purchase Payment of $100,000, and you make no additional Purchase Payments. Assume that your contract values, Benefit Bases, Bonus Bases, and Bonuses are as follows:

----------------------------------------------------------------------
      CONTRACT         CONTRACT
     ANNIVERSARY         VALUE    BENEFIT BASE BONUS BASE     BONUS
----------------------------------------------------------------------
         1st           $103,000    $106,000     $100,000     $6,000
----------------------------------------------------------------------
         2nd           $115,000    $115,000     $115,000      N/A*
----------------------------------------------------------------------
         3rd           $107,000    $121,900     $115,000     $6,900
----------------------------------------------------------------------
         4th           $110,000    $128,800     $115,000     $6,900
----------------------------------------------------------------------
         5th           $140,000    $140,000     $140,000      N/A*
----------------------------------------------------------------------
         6th           $145,000    $148,400     $140,000     $8,400
----------------------------------------------------------------------

* The Benefit Base calculated based on the maximum anniversary value is greater than the Bonus plus the Benefit Base; therefore, the Bonus Base and Benefit Base are increased to the current anniversary value, and the Benefit Base is not increased by the Bonus.

On your 6th contract anniversary, your contract value is $145,000, and your Benefit Base is stepped-up to $148,400 and Bonus Base remains unchanged. Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals would be $7,420 (5% of the $148,400 Benefit Base). Therefore, if you do not take any excess withdrawals and begin taking withdrawals as of the 6th contract anniversary, you may take up to $7,420 each year as long as the Covered Person(s) is (are) alive.

EXAMPLE 4 - IMPACT OF WITHDRAWALS IN EXCESS OF MAXIMUM ANNUAL WITHDRAWAL AMOUNT:

Assume you elect MarketLock for Life+, and you invest a single Purchase Payment of $100,000 with no additional Purchase Payments and no withdrawals before the 6th contract anniversary. Contract values, Benefit Base values, Bonus Base values, and Bonus amounts are as described in EXAMPLE 3 above. Also assume that during your 7th contract year, after your 6th contract anniversary, your contract value is $107,920 and you make a withdrawal of $11,440. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($7,420), this withdrawal includes an Excess Withdrawal. In this case, the amount of the Excess Withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount ($11,440 - $7,420), or $4,020. First, we process the portion of your withdrawal that is not the Excess Withdrawal, which is $7,420. Your contract value after this portion of the withdrawal is $100,500
($107,920 - $7,420), but your Benefit Base and Bonus Base are unchanged. Next, we recalculate your Benefit Base, Bonus Base and Bonus by reducing the Benefit Base and Bonus Base by the proportion by which the contract value was reduced by the Excess Withdrawal ($4,020/$100,500 = 4%). The Benefit Base is adjusted to $142,464($148,400 minus 4% of $148,400 equals $5,936). The Bonus Base is adjusted to $134,400 ($140,000 minus 4% of $140,000 equals $5,600). Your new
Bonus is 6% of your new Bonus Base (6% X $134,400), which equals $8,064. Your new Maximum Annual Withdrawal Amount is your Benefit Base multiplied by your Maximum Annual Withdrawal Percentage ($142,464 X 5%), which equals $7,123.20. Therefore, if you do not take additional excess withdrawals, you may take up to $7,123.20 each year as long as the Covered Person(s) is(are) alive.

THE FOLLOWING CONDENSED FINANCIAL INFORMATION IS HEREBY ADDED TO APPENDIX A TO THE PROSPECTUS:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       APPENDIX A - CONDENSED FINANCIALS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                              NINE MONTHS ENDED
                                                                   9/30/06
                                                              -----------------
-------------------------------------------------------------------------------
 ANCHOR SERIES TRUST -- CLASS 3 SHARES

-------------------------------------------------------------------------------
  Asset Allocation (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$23.880
                                                              (b)$23.860
        Ending AUV..........................................  (a)$23.880
                                                              (b)$23.860
        Ending Number of AUs................................  (a)0
                                                              (b)13

-------------------------------------------------------------------------------
  Capital Appreciation (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$40.687
                                                              (b)$40.268
        Ending AUV..........................................  (a)$40.687
                                                              (b)$40.268
        Ending Number of AUs................................  (a)0
                                                              (b)7

-------------------------------------------------------------------------------
  Government and Quality Bond (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$17.147
                                                              (b)$16.961
        Ending AUV..........................................  (a)$17.147
                                                              (b)$16.961
        Ending Number of AUs................................  (a)0
                                                              (b)18

-------------------------------------------------------------------------------
  Growth (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$31.912
                                                              (b)$31.558
        Ending AUV..........................................  (a)$31.912
                                                              (b)$31.558
        Ending Number of AUs................................  (a)0
                                                              (b)10

-------------------------------------------------------------------------------
  Natural Resources (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$42.399
                                                              (b)$41.972
        Ending AUV..........................................  (a)$42.399
                                                              (b)$41.972
        Ending Number of AUs................................  (a)0
                                                              (b)7

-------------------------------------------------------------------------------
         SUNAMERICA SERIES TRUST -- CLASS 3 SHARES
-------------------------------------------------------------------------------
  Aggressive Growth (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$15.910
                                                              (b)$15.748
        Ending AUV..........................................  (a)$15.910
                                                              (b)$15.748
        Ending Number of AUs................................  (a)0
                                                              (b)19

-------------------------------------------------------------------------------
  Alliance Growth (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$31.497
                                                              (b)$31.153
        Ending AUV..........................................  (a)$31.497
                                                              (b)$31.153
        Ending Number of AUs................................  (a)0
                                                              (b)10

-------------------------------------------------------------------------------
  American Funds Asset Allocation SAST (Inception
    Date -- 9/29/06)
        Beginning AUV.......................................  (a)$10.000
                                                              (b)$10.000
        Ending AUV..........................................  (a)$10.000
                                                              (b)$10.000
        Ending Number of AUs................................  (a)30
                                                              (b)30

-------------------------------------------------------------------------------
  American Funds Global Growth SAST (Inception Date - 9/29/06)
        Beginning AUV.......................................  (a)$10.000
                                                              (b)$10.000
        Ending AUV..........................................  (a)$10.000
                                                              (b)$10.000
        Ending Number of AUs................................  (a)30
                                                              (b)30

-------------------------------------------------------------------------------

         AUV -- Accumulation Unit Value
         AU -- Accumulation Units
         (a) Without election of the enhanced death benefit and EstatePlus.
         (b) With election of the enhanced death benefit and EstatePlus.

-------------------------------------------------------------------------------
                                                              NINE MONTHS ENDED
         SUNAMERICA SERIES TRUST -- CLASS 3 SHARES                 9/30/06
-------------------------------------------------------------------------------
American Funds Growth SAST (Inception Date - 9/29/06)
        Beginning AUV.......................................  (a)$10.000
                                                              (b)$10.000
        Ending AUV..........................................  (a)$10.000
                                                              (b)$10.000
        Ending Number of AUs................................  (a)30
                                                              (b)30

-------------------------------------------------------------------------------
  American Funds Growth-Income SAST (Inception Date - 9/29/06)
        Beginning AUV.......................................  (a)$10.000
                                                              (b)$10.000
        Ending AUV..........................................  (a)$10.000
                                                              (b)$10.000
        Ending Number of AUs................................  (a)30
                                                              (b)30

-------------------------------------------------------------------------------
  Blue Chip Growth (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$6.048
                                                              (b)$5.975
        Ending AUV..........................................  (a)$6.048
                                                              (b)$5.975
        Ending Number of AUs................................  (a)0
                                                              (b)50

-------------------------------------------------------------------------------
  Cash Management (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$13.139
                                                              (b)$12.982
        Ending AUV..........................................  (a)$13.139
                                                              (b)$12.982
        Ending Number of AUs................................  (a)0
                                                              (b)23

-------------------------------------------------------------------------------
  Corporate Bond (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$17.455
                                                              (b)$17.291
        Ending AUV..........................................  (a)$17.455
                                                              (b)$17.291
        Ending Number of AUs................................  (a)0
                                                              (b)17

-------------------------------------------------------------------------------
  Davis Venture Value (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$35.890
                                                              (b)$35.500
        Ending AUV..........................................  (a)$35.890
                                                              (b)$35.500
        Ending Number of AUs................................  (a)0
                                                              (b)8

-------------------------------------------------------------------------------
  "Dogs" of Wall Street (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$12.143
                                                              (b)$12.026
        Ending AUV..........................................  (a)$12.143
                                                              (b)$12.026
        Ending Number of AUs................................  (a)0
                                                              (b)25

-------------------------------------------------------------------------------
  Emerging Markets (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$16.243
                                                              (b)$16.074
        Ending AUV..........................................  (a)$16.243
                                                              (b)$16.074
        Ending Number of AUs................................  (a)0
                                                              (b)19

-------------------------------------------------------------------------------
  Federated American Leaders (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$19.149
                                                              (b)$18.945
        Ending AUV..........................................  (a)$19.149
                                                              (b)$18.945
        Ending Number of AUs................................  (a)0
                                                              (b)16

-------------------------------------------------------------------------------
  Foreign Value (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$17.992
                                                              (b)$17.792
        Ending AUV..........................................  (a)$17.992
                                                              (b)$17.792
        Ending Number of AUs................................  (a)0
                                                              (b)17

-------------------------------------------------------------------------------

         AUV -- Accumulation Unit Value
         AU -- Accumulation Units
         (a) Without election of the enhanced death benefit and EstatePlus.
         (b) With election of the enhanced death benefit and EstatePlus.

-------------------------------------------------------------------------------
                                                              NINE MONTHS ENDED
         SUNAMERICA SERIES TRUST -- CLASS 3 SHARES                 9/30/06
-------------------------------------------------------------------------------
  Global Bond (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$17.581
                                                              (b)$17.332
        Ending AUV..........................................  (a)$17.581
                                                              (b)$17.332
        Ending Number of AUs................................  (a)0
                                                              (b)17

-------------------------------------------------------------------------------
  Global Equities (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$21.582
                                                              (b)$21.273
        Ending AUV..........................................  (a)$21.582
                                                              (b)$21.273
        Ending Number of AUs................................  (a)0
                                                              (b)14

-------------------------------------------------------------------------------
  Goldman Sachs Research (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$7.637
                                                              (b)$7.623
        Ending AUV..........................................  (a)$7.637
                                                              (b)$7.623
        Ending Number of AUs................................  (a)0
                                                              (b)39

-------------------------------------------------------------------------------
  Growth-Income (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$29.767
                                                              (b)$29.437
        Ending AUV..........................................  (a)$29.767
                                                              (b)$29.437
        Ending Number of AUs................................  (a)0
                                                              (b)10

-------------------------------------------------------------------------------
  Growth Opportunities (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$5.310
                                                              (b)$5.259
        Ending AUV..........................................  (a)$5.310
                                                              (b)$5.259
        Ending Number of AUs................................  (a)0
                                                              (b)57

-------------------------------------------------------------------------------
  High-Yield Bond (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$20.152
                                                              (b)$19.924
        Ending AUV..........................................  (a)$20.152
                                                              (b)$19.924
        Ending Number of AUs................................  (a)0
                                                              (b)15

-------------------------------------------------------------------------------
  International Diversified Equities (Inception
    Date -- 9/29/06)
        Beginning AUV.......................................  (a)$13.160
                                                              (b)$13.013
        Ending AUV..........................................  (a)$13.160
                                                              (b)$13.013
        Ending Number of AUs................................  (a)0
                                                              (b)23

-------------------------------------------------------------------------------
  International Growth and Income (Inception
    Date -- 9/29/06)
        Beginning AUV.......................................  (a)$16.949
                                                              (b)$16.824
        Ending AUV..........................................  (a)$16.949
                                                              (b)$16.824
        Ending Number of AUs................................  (a)0
                                                              (b)18

-------------------------------------------------------------------------------
  Marsico Growth (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$11.112
                                                              (b)$10.993
        Ending AUV..........................................  (a)$11.112
                                                              (b)$10.993
        Ending Number of AUs................................  (a)0
                                                              (b)27

-------------------------------------------------------------------------------
  MFS Massachusetts Investors Trust (Inception
    Date -- 9/29/06)
        Beginning AUV.......................................  (a)$22.221
                                                              (b)$21.985
        Ending AUV..........................................  (a)$22.221
                                                              (b)$21.985
        Ending Number of AUs................................  (a)0
                                                              (b)14

-------------------------------------------------------------------------------

         AUV -- Accumulation Unit Value
         AU -- Accumulation Units
         (a) Without election of the enhanced death benefit and EstatePlus.
         (b) With election of the enhanced death benefit and EstatePlus.

-------------------------------------------------------------------------------
                                                              NINE MONTHS ENDED
         SUNAMERICA SERIES TRUST -- CLASS 3 SHARES                 9/30/06
-------------------------------------------------------------------------------
  MFS Mid-Cap Growth (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$10.044
                                                              (b)$9.929
        Ending AUV..........................................  (a)$10.044
                                                              (b)$9.929
        Ending Number of AUs................................  (a)0
                                                              (b)31

-------------------------------------------------------------------------------
  MFS Total Return (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$26.567
                                                              (b)$26.268
        Ending AUV..........................................  (a)$26.567
                                                              (b)$26.268
        Ending Number of AUs................................  (a)0
                                                              (b)11

-------------------------------------------------------------------------------
  Putnam Growth: Voyager (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$17.550
                                                              (b)$17.349
        Ending AUV..........................................  (a)$17.550
                                                              (b)$17.349
        Ending Number of AUs................................  (a)0
                                                              (b)17

-------------------------------------------------------------------------------
  Real Estate (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$28.527
                                                              (b)$28.230
        Ending AUV..........................................  (a)$28.527
                                                              (b)$28.230
        Ending Number of AUs................................  (a)0
                                                              (b)11

-------------------------------------------------------------------------------
  Small & Mid Cap Value (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$17.114
                                                              (b)$16.917
        Ending AUV..........................................  (a)$17.114
                                                              (b)$16.917
        Ending Number of AUs................................  (a)0
                                                              (b)18

-------------------------------------------------------------------------------
  Small Company Value (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$9.359
                                                              (b)$9.344
        Ending AUV..........................................  (a)$9.359
                                                              (b)$9.344
        Ending Number of AUs................................  (a)0
                                                              (b)32

-------------------------------------------------------------------------------
  SunAmerica Balanced (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$15.502
                                                              (b)$15.334
        Ending AUV..........................................  (a)$15.502
                                                              (b)$15.334
        Ending Number of AUs................................  (a)0
                                                              (b)20

-------------------------------------------------------------------------------
  Technology (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$2.301
                                                              (b)$2.278
        Ending AUV..........................................  (a)$2.301
                                                              (b)$2.278
        Ending Number of AUs................................  (a)0
                                                              (b)132

-------------------------------------------------------------------------------
  Telecom Utility (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$13.686
                                                              (b)$13.678
        Ending AUV..........................................  (a)$13.686
                                                              (b)$13.678
        Ending Number of AUs................................  (a)0
                                                              (b)22

-------------------------------------------------------------------------------

         AUV -- Accumulation Unit Value
         AU -- Accumulation Units
         (a) Without election of the enhanced death benefit and EstatePlus.
         (b) With election of the enhanced death benefit and EstatePlus.

-------------------------------------------------------------------------------
                                                              NINE MONTHS ENDED
         SUNAMERICA SERIES TRUST -- CLASS 3 SHARES                 9/30/06
-------------------------------------------------------------------------------
  Worldwide High Income (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$20.363
                                                              (b)$20.314
        Ending AUV..........................................  (a)$20.363
                                                              (b)$20.314
        Ending Number of AUs................................  (a)0
                                                              (b)15

-------------------------------------------------------------------------------
 LORD ABBETT SERIES FUND, INC. -- CLASS VC SHARES

-------------------------------------------------------------------------------
  Lord Abbett Growth and Income (Inception Date - 9/29/06)
        Beginning AUV.......................................  (a)$13.126
                                                              (b)$12.970
        Ending AUV..........................................  (a)$13.126
                                                              (b)$12.970
        Ending Number of AUs................................  (a)0
                                                              (b)23

-------------------------------------------------------------------------------
 VAN KAMPEN LIFE INVESTMENT TRUST -- CLASS II SHARES

-------------------------------------------------------------------------------
  Van Kampen LIT Comstock (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$13.395
                                                              (b)$13.259
        Ending AUV..........................................  (a)$13.395
                                                              (b)$13.259
        Ending Number of AUs................................  (a)0
                                                              (b)23

-------------------------------------------------------------------------------
  Van Kampen LIT Strategic Growth (Inception
    Date -- 9/29/06)
      (formerly Emerging Growth)
        Beginning AUV.......................................  (a)$9.251
                                                              (b)$9.150
        Ending AUV..........................................  (a)$9.251
                                                              (b)$9.150
        Ending Number of AUs................................  (a)0
                                                              (b)33

-------------------------------------------------------------------------------
  Van Kampen LIT Growth and Income (Inception
    Date -- 9/29/06)
        Beginning AUV.......................................  (a)$14.522
                                                              (b)$14.377
        Ending AUV..........................................  (a)$14.522
                                                              (b)$14.377
        Ending Number of AUs................................  (a)0
                                                              (b)21

-------------------------------------------------------------------------------
 COLUMBIA FUNDS VARIABLE INSURANCE TRUST I -- CLASS A SHARES
  (FORMERLY NATIONS SEPARATE ACCOUNT TRUST)

-------------------------------------------------------------------------------
  Columbia High Yield, Variable Series (Inception
    Date -- 9/29/06)
    (formerly Nations High Yield)
        Beginning AUV.......................................  (a)$15.228
                                                              (b)$15.029
        Ending AUV..........................................  (a)$15.228
                                                              (b)$15.029
        Ending Number of AUs................................  (a)0
                                                              (b)20

-------------------------------------------------------------------------------
  Columbia Marsico Focused Equities, Variable Series
    (Inception Date -- 9/29/06)
    (formerly Nations Marsico Focused Equities)*
        Beginning AUV.......................................  (a)$10.981
                                                              (b)$10.827
        Ending AUV..........................................  (a)$10.981
                                                              (b)$10.827
        Ending Number of AUs................................  (a)0
                                                              (b)28

-------------------------------------------------------------------------------

         AUV -- Accumulation Unit Value
         AU -- Accumulation Units
         (a) Without election of the enhanced death benefit and EstatePlus.
         (b) With election of the enhanced death benefit and EstatePlus.
          * Effective October 2, 2006, the unnamed class of shares of these funds were replaced with Class A shares, which are not subject to 12b-1 distribution fees.

-------------------------------------------------------------------------------
                                                              NINE MONTHS ENDED
               BB&T VARIABLE INSURANCE FUNDS                       9/30/06
-------------------------------------------------------------------------------
  BB&T Capital Manager Equity VIF Fund (Inception
    Date -- 9/29/06)
        Beginning AUV.......................................  (a)$11.169
                                                              (b)$11.098
        Ending AUV..........................................  (a)$11.169
                                                              (b)$11.098
        Ending Number of AUs................................  (a)0
                                                              (b)27
-------------------------------------------------------------------------------
  BB&T Large Cap VIF Fund (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$11.691
                                                              (b)$11.628
        Ending AUV..........................................  (a)$11.691
                                                              (b)$11.628
        Ending Number of AUs................................  (a)0
                                                              (b)26
-------------------------------------------------------------------------------
  BB&T Mid Cap Growth VIF Fund (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$10.283
                                                              (b)$10.237
        Ending AUV..........................................  (a)$10.283
                                                              (b)$10.237
        Ending Number of AUs................................  (a)0
                                                              (b)29
-------------------------------------------------------------------------------
  BB&T Special Opportunities Equity VIF Fund (Inception
    Date -- 9/29/06)
        Beginning AUV.......................................  (a)$11.728
                                                              (b)$11.684
        Ending AUV..........................................  (a)$11.728
                                                              (b)$11.684
        Ending Number of AUs................................  (a)0
                                                              (b)26
-------------------------------------------------------------------------------
  BB&T Total Return Bond VIF Fund (Inception
    Date -- 9/29/06)
        Beginning AUV.......................................  (a)$10.158
                                                              (b)$10.128
        Ending AUV..........................................  (a)$10.158
                                                              (b)$10.128
        Ending Number of AUs................................  (a)0
                                                              (b)30
-------------------------------------------------------------------------------

         AUV -- Accumulation Unit Value
         AU -- Accumulation Units
         (a) Without election of the enhanced death benefit and EstatePlus.
         (b) With election of the enhanced death benefit and EstatePlus.

Dated: February 13, 2007

                Please keep this Supplement with your Prospectus

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

--------------------------------------------------------------------------------

                           VARIABLE SEPARATE ACCOUNT

                               SUPPLEMENT TO THE

                 POLARIS CHOICE III VARIABLE ANNUITY (B4307PRO)

                       PROSPECTUS DATED JANUARY 29, 2007

--------------------------------------------------------------------------------

THE DATE OF THE PROSPECTUS IS HEREBY CHANGED TO FEBRUARY 13, 2007.

THE FOLLOWING IS ADDED TO THE FEE TABLES ON PAGE 4 OF THE PROSPECTUS:

OPTIONAL MARKETLOCK FOR LIFE+ FEE
(calculated as the percentage of the greater of (a) Purchase Payments made in the first contract year and Purchase Payments made in contract years 2-5 capped each year at 100% of the Purchase Payments made in the first year, or (b) the highest contract anniversary value (less Purchase Payments in excess of the annual cap in contract years 2-5 and all Purchase Payments made after the first five years) during the period in which anniversary values are being considered, each adjusted for excess withdrawals during the applicable period)*

    ALL YEARS IN WHICH THE FEATURE IS IN EFFECT                      ANNUALIZED FEE
    -------------------------------------------                   ---------------------
    For One Covered Person......................................  0.65% of Benefit Base
    For Two Covered Persons.....................................  0.90% of Benefit Base

*MarketLock for Life+ is an optional guaranteed minimum withdrawal benefit. The annualized fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. Excess withdrawals refer to amounts exceeding the maximum annual amount available at the time of withdrawal under this feature.

THE FOLLOWING REPLACES THE MAXIMUM EXPENSE EXAMPLES LOCATED ON PAGE 5 OF THE
PROSPECTUS:

MAXIMUM EXPENSE EXAMPLES
(assuming maximum separate account annual expenses of 2.02% (including the optional Death Benefit and the EstatePlus features), the optional MarketLock For Life+ feature (0.90%), and investment in an Underlying Fund with total expenses of 2.03%)

(1) If you surrender your contract at the end of the applicable time period:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
    $1,200            $2,101            $2,502            $5,003
---------------------------------------------------------------------
---------------------------------------------------------------------

(2) If you annuitize your contract at the end of the applicable time period:(4)

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $358             $1,088            $1,840            $3,818
---------------------------------------------------------------------
---------------------------------------------------------------------

(3) If you do not surrender your contract:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $500             $1,501            $2,502            $5,003
---------------------------------------------------------------------
---------------------------------------------------------------------

---------------

(4) You do not pay fees for optional features once you annuitize your contract; therefore, examples reflecting annuitization do not include fees for optional features.

THE FOLLOWING IS ADDED TO THE MARKETLOCK SECTION UNDER THE OPTIONAL LIVING BENEFITS HEADING IN THE PROSPECTUS:

MARKETLOCK FOR LIFE+

WHAT IS MARKETLOCK FOR LIFE+?

MarketLock For Life+ is an optional guaranteed minimum withdrawal feature, available for an additional fee. The feature is designed to help you create a guaranteed income stream that may last as long as you live, or as long as you and your spouse live, even if the entire value of your contract has been reduced to zero. The feature guarantees withdrawals based on the highest contract anniversary value plus a potential bonus amount. Thus, MarketLock For Life+ may offer protection in the event your contract value declines due to unfavorable investment performance or certain withdrawal activity, that you live longer than expected or any combination of these factors. You may never need to rely on MarketLock For Life+ as its value is dependent on your contract's performance, your withdrawal activity and your longevity.

This feature may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or other tax-qualified plans. The feature guarantees that only certain Purchase Payments received in the contract's first five years are included in the Benefit Base.

Please note that this feature may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and any additional restrictions.

Withdrawals under the feature are treated like any other withdrawal for the purpose of calculating taxable income, reducing the contract value, deducting applicable withdrawal charges, free withdrawal amounts and all other benefits, features and conditions of your contract. Please see the ACCESS TO YOUR MONEY section in the prospectus.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you take required minimum distributions and want to ensure that these withdrawals are not considered excess withdrawals under the feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE MARKETLOCK FOR LIFE+ AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

WHEN AND HOW MAY I ELECT MARKETLOCK FOR LIFE+?

You may elect MarketLock For Life+ at the time of contract issue for immediate effectiveness; if we allow you to elect the feature after purchasing your contract, the feature is effective on the first contract anniversary after your election (the "Effective Date"). You cannot elect this feature if you elect any other optional living benefit. You may elect to have the feature cover only your life or the lives of both you and your spouse. We refer to the person or persons who's lifetime withdrawals are guaranteed under MarketLock For Life+ as the "Covered Person(s)." There are age parameters applicable to this feature which drive whether you can elect the feature and who can qualify as a Covered Person. If the contract is not owned by a natural person, references to owner(s) apply to the annuitants. The tables below provide the age requirement for electing this feature depending on the type of contract you purchase and the number of Covered Persons.

IF YOU ELECT ONE COVERED PERSON:

-------------------------------------------------
                            COVERED PERSON
                      ---------------------------
                        MINIMUM       MAXIMUM
                          AGE          AGE(1)
-------------------------------------------------
     One Owner            50             75
-------------------------------------------------
    Joint Owners
(based on the age of      50             75
   the older Owner)
-------------------------------------------------

IF YOU ELECT TWO COVERED PERSONS:

------------------------------------------------------------------------
                         COVERED PERSON #1         COVERED PERSON #2
                      --------------------------------------------------
                        MINIMUM      MAXIMUM      MINIMUM      MAXIMUM
                          AGE        AGE(1)         AGE        AGE(1)
------------------------------------------------------------------------
   NON-QUALIFIED:
    Joint Owners          50           75           50           75
------------------------------------------------------------------------
   NON-QUALIFIED:
   One Owner with         50           75           50           N/A
Spousal Beneficiary
------------------------------------------------------------------------
     QUALIFIED:
   One Owner with         50           75           50           N/A
Spousal Beneficiary
------------------------------------------------------------------------

(1) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

N/A = Not applicable because second Covered Person is a spousal beneficiary and the contract and feature availability is based on the Owner only. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.

HOW DOES MARKETLOCK FOR LIFE+ WORK?

MarketLock For Life+ automatically locks-in the greater of two values in determining the Covered Person(s) guaranteed lifetime benefit. For 10 years following the Effective Date, the feature annually locks-in the highest Anniversary Value or the Benefit Base plus a bonus amount, as described below. You may extend the period over which the feature locks-in the highest Anniversary Value beyond 10 years; however, the bonus amount is only available for the first 10 years following the Effective Date.

MarketLock For Life+ automatically locks-in a new Benefit Base each year based on the greater of the highest

Anniversary Value or the Benefit Base increased by a bonus amount during the first 10 years of your contract. The bonus amount (the "Bonus") is calculated as 6% of the Bonus Base, defined below. The Bonus may only be added to the Benefit Base if no withdrawals are taken in a contract year. For instance, if you take a withdrawal in year 2, you will not be eligible for a Bonus to be added to your Benefit Base on your second contract anniversary; however, if you do not take a withdrawal in year 3, you will be eligible for a Bonus to be added to your Benefit Base on your third contract anniversary. Please see "How are the components of MarketLock For Life+ calculated?" below for details.

WHAT DETERMINES THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE?

The Maximum Annual Withdrawal Percentage represents the percentage of your Benefit Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the table below.

One Covered Person

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:

-------------------------------------------------------------------------------------
                                                                  MAXIMUM
                                                                   ANNUAL
                                                                 WITHDRAWAL
AGE OF THE COVERED PERSON AT TIME OF FIRST WITHDRAWAL           PERCENTAGE*
-------------------------------------------------------------------------------------
At least age 50 but prior to 65th Birthday                           4%
-------------------------------------------------------------------------------------
At least age 65 but prior to 76th Birthday                           5%
-------------------------------------------------------------------------------------
        On or after 76th birthday                                    6%
-------------------------------------------------------------------------------------

Two Covered Persons

If the feature is elected to cover two lives, the following is applicable:

------------------------------------------------------------------------------
                                                           MAXIMUM
                                                            ANNUAL
AGE OF THE YOUNGER COVERED PERSON OR SURVIVING            WITHDRAWAL
  COVERED PERSON AT TIME OF FIRST WITHDRAWAL             PERCENTAGE*
------------------------------------------------------------------------------
At least age 50 but prior to 65th Birthday                    4%
------------------------------------------------------------------------------
At least age 65 but prior to 76th Birthday                    5%
------------------------------------------------------------------------------
      On or after 76th birthday                               6%
------------------------------------------------------------------------------

* The amount of any withdrawal, including any charges applicable to the withdrawal, must be within the Maximum Annual Withdrawal Amount. If you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based on this contract) is greater than the Maximum Annual Withdrawal Amount (defined below) in any given year, no portion of the RMD withdrawal will be treated as an excess withdrawal (also defined below). Any portion of a withdrawal that is greater than either the Maximum Annual Withdrawal Amount or the RMD amount (based only on this contract) will be considered an excess withdrawal. Please see "What are the effects of withdrawals on MarketLock For Life+?" below.

ARE THERE INVESTMENT REQUIREMENTS IF I ELECT MARKETLOCK FOR LIFE+?

Yes, as long as the feature is in effect, we require that you allocate your Purchase Payments, subsequent Purchase Payments and transfers of contract value in accordance with the investment requirements listed below.

 --------------------------------------------------------------------------
      INVESTMENT         INVESTMENT            VARIABLE PORTFOLIOS
        GROUP           REQUIREMENT           AND/OR FIXED ACCOUNTS
 --------------------------------------------------------------------------
 A. Bond, Cash and      Minimum 20%    Cash Management
    Fixed Accounts      Maximum 100%   Corporate Bond
                                       Global Bond
                                       Government & Quality Bond
                                       FIXED ACCOUNTS
                                       DCA 6-Month
                                       DCA 12-Month
                                       1-Year Fixed
 --------------------------------------------------------------------------
 B. Equity Maximum       Minimum 0%    Aggressive Growth
                        Maximum 80%    Alliance Growth
                                       American Funds Asset Allocation SAST
                                       American Funds Global Growth SAST
                                       American Funds Growth SAST
                                       American Funds Growth-Income SAST
                                       Balanced
                                       Blue Chip Growth
                                       Capital Appreciation
                                       Conservative Balanced
                                       Conservative Growth
                                       Davis Venture Value
                                       "Dogs" of Wall Street
                                       Equity Income Account 1
                                       Federated American Leaders
                                       Flexible Income
                                       Foreign Value
                                       Global Equities
                                       Growth
                                       Growth-Income
                                       High-Yield Bond
                                       International Diversified Equities
                                       International Growth and Income
                                       Lord Abbett Growth and Income
                                       Marsico Growth
                                       MFS Massachusetts Investors Trust
                                       MFS Total Return
                                       Putnam Growth: Voyager
                                       Small & Mid Cap Value
                                       Strategic Growth
                                       SunAmerica Balanced
                                       Telecom Utility
                                       Van Kampen LIT Comstock
                                       Van Kampen LIT Growth and Income
                                       Van Kampen LIT Strategic Growth
                                       Worldwide High Income
 --------------------------------------------------------------------------
 C. Limited Equity       Minimum 0%    Emerging Markets
                        Maximum 20%    Goldman Sachs Research
                                       Growth Opportunities
                                       MFS Mid-Cap Growth
                                       Natural Resources
                                       Real Estate
                                       Small Company Value
                                       Technology
 --------------------------------------------------------------------------

Your allocation instructions accompanying any Purchase Payment must comply with the investment requirements, listed above, in order for your application or subsequent Purchase Payment to be considered in good order. Please see Allocation of Purchase Payments in the prospectus. We will automatically enroll you in the Automatic Asset Rebalancing

Program, with quarterly rebalancing because market performance and withdrawal activity may result in your contract's allocations going outside these restrictions. This will ensure that your allocations are rebalanced quarterly to comply with the investment requirements for this feature. In addition to quarterly rebalancing, we will initiate rebalancing in accordance with your Automatic Asset Rebalancing instructions, after any of the following transactions:

     - receipt of a subsequent Purchase Payment; or

     - a transfer or reallocation that causes your contract value to be inconsistent with the investment requirements, whether automatic or directed by you; or

     - a withdrawal that causes your contract value to inconsistent with the investment requirements, whether automatic or directed by you.

We will rebalance your contract in accordance with either your initial allocation instructions or your Automatic Asset Rebalancing Program instructions on file, whichever is consistent with the investment requirements and most current. If at any point, for any reason, your Automatic Asset Rebalancing Program instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file and implement those at the next rebalancing. Please see Automatic Asset Rebalancing Program in the prospectus. We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent Variable Portfolios and/or Fixed Accounts are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements at least 30 days in advance.

HOW ARE THE COMPONENTS FOR MARKETLOCK FOR LIFE+ CALCULATED?

First, we determine the ELIGIBLE PURCHASE PAYMENTS, which include:

     1. 100% of Purchase Payments received during the first contract year; and

     2. Purchase Payments received in each of contract years 2-5, capped in each year at an amount equal to 100% of the Purchase Payments received in year 1. This means that if you made a $100,000 Purchase Payment in year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $100,000 contributed in each of contract years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments. If the feature is elected after contract issue, Purchase Payments received from the Effective Date through contract year 5 are capped in each year at an amount equal to 100% of the Purchase Payments received during the first contract year.

Any Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Purchase Payments received after the 5th contract year are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, continuation contributions are included in the calculation of Anniversary Values, as defined below. PLEASE SEE THE SPOUSAL CONTINUATION SECTION IN THE PROSPECTUS. Total Eligible Purchase Payments are limited to $1 million without our prior Company approval.

Second, we consider the BONUS PERIOD and the BENEFIT BASE EVALUATION PERIOD. The Bonus Period is the period of time over which we calculate the potential Bonus. The Benefit Base Evaluation Period is the period of time over which we will consider Anniversary Values and if greater, the Benefit Base plus Bonus during the Bonus Period. The Bonus Period and the Benefit Base Evaluation Period begin on the Effective Date and end 10 years later. On the expiration of the Benefit Base Evaluation Period, you may contact us to extend the Benefit Base Evaluation Period. Please see "CAN I EXTEND THE BENEFIT BASE EVALUATION PERIOD BEYOND 10 YEARS?" below. However, you cannot extend the Bonus Period.

Third, we determine the ANNIVERSARY VALUE which equals your contract value on any contract anniversary during the Benefit Base Evaluation Period minus any Ineligible Purchase Payments.

Fourth, we determine the BENEFIT BASE which initially is equal to the first Eligible Purchase Payment. If the feature is elected after contract issue, the initial Benefit Base is the contract value on the Effective Date. Please see "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK FOR LIFE+?" below. On each contract anniversary, we determine if the Benefit Base should be increased based on the maximum Anniversary Value or any available Bonus. The calculation and components of this determination are detailed below.

     CALCULATION OF THE BENEFIT BASE WHEN BONUS IS NOT AVAILABLE OR AFTER BONUS
     PERIOD:

     On each contract anniversary occurring during the Benefit Base Evaluation Period, the Benefit Base is automatically increased to the Anniversary Value when the Anniversary Value is greater than both (a) and (b), where:

          (a) is the current Benefit Base; and

          (b) is all previous maximum Anniversary Values during the Benefit Base Evaluation Period.

     CALCULATION OF THE BENEFIT BASE WHEN BONUS IS AVAILABLE:

     The Bonus Base is used to calculate the Bonus during the Bonus Period. The Bonus is calculated as a percentage of the Bonus Base. The Bonus Base is used solely to calculate the Bonus. The initial Bonus Base is equal to the initial Eligible Purchase Payment.

     On each contract anniversary during the Bonus Period, we determine the amount by which the Bonus Base and/or the Benefit Base could increase. The components used to determine this amount are:

          (a) the Benefit Base calculated based on the maximum Anniversary Value; and

          (b) the Bonus plus the current Benefit Base.

     If (a) is greater than (b), the Bonus Base and the Benefit Base are increased to the current Anniversary Value. If (b) is greater than (a), the Benefit Base is increased by the Bonus and the Bonus Base remains unchanged.

The Bonus Base is increased each time subsequent Eligible Purchase Payments are made. The Bonus Base also increases when the Benefit Base is increased as a result of a maximum Anniversary Value being achieved that is greater than both the current Benefit Base and all previous maximum Anniversary Values. The Bonus Base is decreased each time an Excess Withdrawal is taken, in the same proportion by which the Contract Value is reduced by the Excess Withdrawal. The Bonus Base is not used in the calculation of the Contract Value or any other benefits under the Contract.

The Benefit Base and Bonus Base are increased each time subsequent Eligible Purchase Payments are made, and adjusted each time any excess withdrawals, defined below, are taken. Other than adjustments made for excess withdrawals, the Benefit Base and Bonus Base can only be adjusted upwards, and subsequent lower Anniversary Values during the Benefit Base Evaluation Period will not result in a lower Benefit Base or lower Bonus Base.

Finally, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each contract year. The Maximum Annual Withdrawal Amount is calculated by multiplying the current Benefit Base by the applicable Maximum Annual Withdrawal Percentage shown in the tables above. If the Benefit Base is increased on a contract anniversary, the Maximum Annual Withdrawal Amount is recalculated on that contract anniversary by multiplying the increased Benefit Base by the applicable Maximum Annual Withdrawal Percentage. If the Benefit Base is increased for any Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated upon receipt of each Eligible Purchase Payments by multiplying the new Benefit Base by the applicable Maximum Annual Withdrawal Percentage. The Maximum Annual Withdrawal Amount may also be decreased due to Excess Withdrawals. Please see What are the Effects of Withdrawals on MarketLock For Life+? below.

WHAT IS THE FEE FOR MARKETLOCK FOR LIFE+?

The fee for MarketLock For Life+ depends on whether you elect to cover one life or two lives. The fee is as follows:

----------------------------------------------------
 ALL YEARS IN WHICH THE
  FEATURE IS IN EFFECT          ANNUALIZED FEE
----------------------------------------------------
 For One Covered Person      0.65% of Benefit Base
----------------------------------------------------
 For Two Covered Persons     0.90% of Benefit Base
----------------------------------------------------

The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the Benefit.

An increase in the Benefit Base due to an adjustment to a higher Anniversary Value, addition of a Bonus, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee.

If your contract value and/or Benefit Base falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in a contract quarter.

WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK FOR LIFE+?

The Maximum Annual Withdrawal Amount, the Benefit Base and Bonus Base may change over time as a result of the timing and amount of withdrawals.

Any withdrawals in a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount do not reduce the Benefit Base or Bonus Base. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered EXCESS WITHDRAWALS. We define Excess Withdrawals as any portion of a withdrawal that causes the total withdrawals in a benefit year to exceed the Maximum Annual Withdrawal Amount; including but not limited to any withdrawal in a contract year taken after the Maximum Annual Withdrawal Amount has been withdrawn.

You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce or eliminate the value of the feature. In addition, if you plan to take withdrawals in any years during the Bonus Period, a Bonus will not be added to your Benefit Base in those years.

You may take withdrawals during a contract year up to or less than the Maximum Annual Withdrawal Amount. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any contract year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount will not be recalculated as a result of taking less than the entire Maximum Annual Withdrawal Amount in any given year.

The impact of withdrawals and the effect on each component of MarketLock For Life+ are further explained below:

     BENEFIT BASE AND BONUS BASE: If the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount, the Benefit Base and Bonus Base are not reduced for those withdrawals. Excess Withdrawals as described above reduce the Benefit Base and Bonus Base as follows:

     For each Excess Withdrawal taken, the Benefit Base and Bonus Base are reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal.

     Since Excess Withdrawals reduce the Bonus Base, it will result in the reduction of the amount of the Bonus.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Benefit Base. Accordingly, if the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Benefit Base is increased (as described above under "How are the components for MarketLock For Life+ calculated?" ). If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Benefit Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount will be available beginning on the next contract anniversary and may be lower than your previous Maximum Annual Withdrawal Amount.

THE OPTIONAL LIVING BENEFITS EXAMPLES APPENDIX PROVIDES EXAMPLES OF THE EFFECTS OF WITHDRAWALS.

WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO?

If the contract value is reduced to zero but the Benefit Base is greater than zero, guaranteed withdrawals will continue to be payable over the lifetime of the Covered Person(s). However, if at any time an Excess Withdrawal reduces your contract value to zero, no benefit remains, the Benefit Base Evaluation Period and the Bonus Period end and Bonus Base equals zero.

The contract's other benefits will be terminated once the contract value equals zero. You may not make subsequent Purchase Payments or transfers, and no death benefit or future annuity income payments are available. Therefore, particularly during times of unfavorable investment performance, withdrawals taken under the benefit may reduce the contract value to zero eliminating any other benefits of the contract.

When the contract value equals zero but a benefit remains payable, to receive any remaining benefit, you must select one of the following options for payment:

     1. The current Maximum Annual Withdrawal Amount, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2. Any payment option mutually agreeable between you and us.

If you do not select a payment option above, the remaining benefit will be paid as the current Maximum Annual Withdrawal Amount divided equally and paid on a quarterly basis until the date of death of the Covered Person(s).

CAN I EXTEND THE BENEFIT BASE EVALUATION PERIOD BEYOND 10 YEARS?

There is an option for extension as long as the feature is still in effect and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension. IN ORDER TO EXTEND THE BENEFIT BASE EVALUATION PERIOD, YOU MUST CONTACT US NO LATER THAN 60 DAYS AFTER THE END OF THE BENEFIT BASE EVALUATION PERIOD. If you elect to extend the Benefit Base Evaluation Period, the Benefit Base can continue to be adjusted upward as described above on each anniversary during the new Benefit Base Evaluation Period. See "How are the components for MarketLock For Life+ calculated?" Also, if you extend the Benefit Base Evaluation Period, you should note that the components of the feature will change to those in effect at the time you elect to extend, including the fee and investment requirements, which may be different from the components when you initially elected the feature. We will notify you in writing of the terms of the extension at least 30 days prior to the end of the Benefit Base Evaluation Period.

If you do not contact us at the end of each Benefit Base Evaluation Period to extend the Benefit Base Evaluation Period, an extension will no longer be available and the Benefit Base will no longer be adjusted for higher Anniversary Values on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Benefit Base Evaluation Period, subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Benefit Base Evaluation Period and you will not be permitted to extend the Benefit Base Evaluation Period in the future.

CAN I EXTEND THE BONUS PERIOD BEYOND 10 YEARS?

No. The Bonus Period may not be extended. However, the Benefit Base Evaluation Period as described above may be extended.

WHAT HAPPENS TO MARKETLOCK FOR LIFE+ UPON A SPOUSAL CONTINUATION?

If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero which terminates MarketLock For Life+ and the contract; or

     2. Continue the contract if the contract value is greater than zero, without MarketLock For Life+ and its corresponding fee.

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates MarketLock For Life+ and the contract; or

     2. Continue the contract with MarketLock For Life+ and its corresponding fee.

The components of the feature will not change as a result of a spousal continuation. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the feature based on: (1) the age of the younger Covered Person when the first withdrawal was taken or the age of the surviving Covered Person; and (2) the Benefit Base at the time of spousal continuation if no withdrawals were taken prior to the continuation.

If spousal continuation occurs during the Benefit Base Evaluation Period and/or Bonus Period, if applicable, the continuing spouse will continue to receive any increases to the Benefit Base during the remaining Benefit Base Evaluation Period and/or Bonus Period. Any spousal continuation contribution is included in the Anniversary Value. However, spousal continuation contributions are not considered to be Eligible Purchase Payments. In addition, the continuing spouse will be eligible to extend the Benefit Base Evaluation Period upon the expiration of the period. (See "Can I extend the Benefit Base Evaluation Period beyond 10 years?" above).

CAN A NON-SPOUSAL BENEFICIARY ELECT TO RECEIVE ANY REMAINING BENEFITS UNDER MARKETLOCK FOR LIFE+ UPON THE DEATH OF THE SECOND SPOUSE?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal beneficiary must make an election under the death benefit provisions of the contract, which terminates MarketLock For Life+. SEE DEATH BENEFITS BELOW.

WHAT HAPPENS TO MARKETLOCK FOR LIFE+ UPON THE LATEST ANNUITY DATE?

If the contract value and the Benefit Base are greater than zero on the Latest Annuity Date, you must select one of the following options:

     1. Annuitize the contract value under the contract's annuity provisions; or

     2. Elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     3. Any payment option mutually agreeable between you and us.

If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Annuity Income Option 3, as described in the INCOME OPTIONS section in the prospectus. At that point, the Accumulation Phase of your contract ends and the Income Phase begins.

CAN MARKETLOCK FOR LIFE+ BE CANCELLED?

MarketLock For Life+ may be cancelled on the 5th contract anniversary, the 10th contract anniversary, or any contract anniversary after the 10th contract anniversary. Once MarketLock For Life+ is cancelled, you will no longer be charged a fee and the guarantees under the benefit are terminated. In addition, the investment requirements for MarketLock For Life+ will no longer apply to your contract. You may not extend the Benefit Base Evaluation Period and you may not re-elect or reinstate MarketLock For Life+ after cancellation.

ARE THERE CIRCUMSTANCES UNDER WHICH MARKETLOCK FOR LIFE+ WILL AUTOMATICALLY TERMINATE?

The feature automatically terminates upon the occurrence of one of the following:

     1. Annuitization of the contract; or

     2. Full surrender or termination of the contract; or

     3. A death benefit is paid and the contract is terminated; or

     4. Excess withdrawals reduce the contract value to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected

     6. Death of the surviving Covered Persons; or

     7. A change that removes all Covered Persons from the contract except as noted below and under "Are there circumstances under which guaranteed withdrawals over the lifetime of your spouse is terminated?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the annuitant(s) after the ownership change to prevent termination of MarketLock For Life+. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural annuitant(s) in order to prevent termination of MarketLock For Life+. Any ownership change is contingent upon prior review and approval by the Company.

ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?

Under any of the following circumstances, MarketLock For Life+ will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for MarketLock For Life+ based on two Covered Persons remains unchanged and the guaranteed withdrawals are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the feature as described under "Can MarketLock For Life+ be cancelled?"

THE FOLLOWING IS ADDED TO THE EXPENSES SECTION OF THE PROSPECTUS:

MARKETLOCK FOR LIFE+ FEE

The annualized MarketLock for Life+ fee will be assessed as a percentage of the Benefit Base for all years in which the feature is in effect. The fee for MarketLock For Life+ depends on whether you elect to cover one life or two lives. The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the Benefit.

The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in the available Fixed Accounts which in total equal the amount of the fee. If your contract value and/or Benefit Base falls to zero before the feature has been terminated, the fee will no longer be assessed. However, if the Benefit Base is adjusted upwards due to an adjustment to a higher Anniversary Value, addition of a Bonus, or subsequent Eligible Purchase Payment, the calculation and deduction of the fee will resume. We will not assess the quarterly fee if you annuitize your contract before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in a contract quarter. The fee is as follows:

----------------------------------------------------
 ALL YEARS IN WHICH THE
  FEATURE IS IN EFFECT          ANNUALIZED FEE
----------------------------------------------------
 For One Covered Person      0.65% of Benefit Base
----------------------------------------------------
 For Two Covered Persons     0.90% of Benefit Base
----------------------------------------------------

THE FOLLOWING IS ADDED TO THE MARKETLOCK SECTION OF THE OPTIONAL LIVING BENEFIT EXAMPLES APPENDIX OF THE PROSPECTUS:

MARKETLOCK FOR LIFE+ EXAMPLES

The following examples demonstrate the operation of the MarketLock For Life+ feature:

EXAMPLE 1:

Assume you elect MarketLock for Life+ and you invest a single Purchase Payment of $100,000, and you make no additional Purchase Payments, and no withdrawals before the 1st contract anniversary. Assume that on your 1st contract anniversary, your contract value is $103,000.

Your initial Benefit Base and Bonus Base are equal to 100% of your Eligible Purchase Payments, or $100,000. Your Bonus on the first anniversary is calculated as the Bonus Percentage (6%) multiplied by the Bonus Base ($100,000) which equals $6,000. On your first contract anniversary, your Benefit Base is adjusted to $106,000 which equals the greatest of your current Benefit Base ($100,000), your contract value ($103,000), or your Bonus plus your current Benefit Base ($6,000 + $100,000).

Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals after the 1st contract anniversary is 5% of the Benefit Base (5% X $106,000 = $5,300). Therefore, as of your 1st contract anniversary, you may take withdrawals of up to $5,300 each year as long as the Covered Person(s) is(are) alive and you do not take any excess withdrawals.

EXAMPLE 2:

Assume you elect MarketLock for Life+, you invest an initial Purchase Payment of $100,000, you make subsequent Purchase Payments of $120,000 in year 2, $30,000 in year 5, and $50,000 in year 6, and you take no withdrawals before the 6th contract anniversary. Assume further that on your 1st contract anniversary, your contract value increases to $103,000, but through each subsequent policy year, there is effectively 0% growth net of fees in your contract value. Therefore, your Benefit Base and Bonus Base do not increase due to a maximum Anniversary Value. Your contract values,

Benefit Bases, Bonus Bases, and Bonuses are given as follows:

----------------------------------------------------------------------
      CONTRACT         CONTRACT
     ANNIVERSARY         VALUE    BENEFIT BASE BONUS BASE     BONUS
----------------------------------------------------------------------
         1st           $103,000    $106,000     $100,000     $6,000
----------------------------------------------------------------------
         2nd           $223,000    $218,000     $200,000     $12,000
----------------------------------------------------------------------
         3rd           $223,000    $230,000     $200,000     $12,000
----------------------------------------------------------------------
         4th           $223,000    $242,000     $200,000     $12,000
----------------------------------------------------------------------
         5th           $253,000    $285,800     $230,000     $13,800
----------------------------------------------------------------------
         6th           $303,000    $299,600     $230,000     $13,800
----------------------------------------------------------------------

Since the Benefit Base equals the Benefit Base at the beginning of that Benefit Year plus the subsequent Eligible Purchase Payments made in year 2, your new Benefit Base at the time of deposit equals $206,000 ($106,000 + $100,000). $20,000 of the $120,000 Purchase Payment is considered Ineligible Purchase Payments because it exceeds the Eligible Purchase Payment made in the 1st contract year (100% of $100,000). On your 2nd contract anniversary, your Bonus is $12,000 (6% X $200,000) and your Benefit Base equals $218,000 ($206,000 +
$12,000). Assuming your Maximum Annual Withdrawal Percentage at that time is 5%, then your Maximum Annual Withdrawal Amount would be $10,900 if you were to start taking withdrawals after the 2nd contract anniversary (5% of the $218,000 Benefit Base). However, continuing to assume you do not take any withdrawals in years 3 and 4, your Benefit Base will increase by your Bonus and as a result, your Maximum Annual Withdrawal Amount will also increase. After your Purchase Payment of $30,000 in year 5, your new Benefit Base equals $272,000 ($242,000 + $30,000). On your 5th contract anniversary, your Bonus Base is $230,000 and your Bonus equals $13,800 ($230,000 X 6%). Your Benefit Base equals $285,800 ($272,000 + $13,800). Any Purchase Payments made on or after your 5th contract anniversary are considered Ineligible Purchase Payments. Therefore, your $50,000 Purchase Payment in year 6 will not increase the Benefit Base, Bonus Base, or Bonus. A maximum Anniversary Value is not attained on the 6th contract anniversary since the contract value of $303,000 is reduced by Ineligible Purchase Payments of $70,000 ($20,000 + $50,000). Therefore, your Benefit Base is $299,600 ($285,800 + $13,800). If you were to start taking withdrawals after the 6th contract anniversary, and your Maximum Annual Withdrawal Percentage at that time remains at 5%, your Maximum Annual Withdrawal Amount would be $14,980 (5% of the $299,600 Benefit Base). If you do not take any Excess Withdrawals and begin taking withdrawals as of the 6th contract anniversary, you may take up to $14,980 each year as long as the Covered Person(s) is (are) alive.

EXAMPLE 3:

Assume you elect MarketLock for Life+ and you invest a single Purchase Payment of $100,000, and you make no additional Purchase Payments. Assume that your contract values, Benefit Bases, Bonus Bases, and Bonuses are as follows:

----------------------------------------------------------------------
      CONTRACT         CONTRACT
     ANNIVERSARY         VALUE    BENEFIT BASE BONUS BASE     BONUS
----------------------------------------------------------------------
         1st           $103,000    $106,000     $100,000     $6,000
----------------------------------------------------------------------
         2nd           $115,000    $115,000     $115,000      N/A*
----------------------------------------------------------------------
         3rd           $107,000    $121,900     $115,000     $6,900
----------------------------------------------------------------------
         4th           $110,000    $128,800     $115,000     $6,900
----------------------------------------------------------------------
         5th           $140,000    $140,000     $140,000      N/A*
----------------------------------------------------------------------
         6th           $145,000    $148,400     $140,000     $8,400
----------------------------------------------------------------------

* The Benefit Base calculated based on the maximum anniversary value is greater than the Bonus plus the Benefit Base; therefore, the Bonus Base and Benefit Base are increased to the current anniversary value, and the Benefit Base is not increased by the Bonus.

On your 6th contract anniversary, your contract value is $145,000, and your Benefit Base is stepped-up to $148,400 and Bonus Base remains unchanged. Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals would be $7,420 (5% of the $148,400 Benefit Base). Therefore, if you do not take any excess withdrawals and begin taking withdrawals as of the 6th contract anniversary, you may take up to $7,420 each year as long as the Covered Person(s) is (are) alive.

EXAMPLE 4 - IMPACT OF WITHDRAWALS IN EXCESS OF MAXIMUM ANNUAL WITHDRAWAL AMOUNT:

Assume you elect MarketLock for Life+, and you invest a single Purchase Payment of $100,000 with no additional Purchase Payments and no withdrawals before the 6th contract anniversary. Contract values, Benefit Base values, Bonus Base values, and Bonus amounts are as described in EXAMPLE 3 above. Also assume that during your 7th contract year, after your 6th contract anniversary, your contract value is $107,920 and you make a withdrawal of $11,440. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($7,420), this withdrawal includes an Excess Withdrawal. In this case, the amount of the Excess Withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount ($11,440 - $7,420), or $4,020. First, we process the portion of your withdrawal that is not the Excess Withdrawal, which is $7,420. Your contract value after this portion of the withdrawal is $100,500
($107,920 - $7,420), but your Benefit Base and Bonus Base are unchanged. Next, we recalculate your Benefit Base, Bonus Base and Bonus by reducing the Benefit Base and Bonus Base by the proportion by which the contract value was reduced by the Excess Withdrawal ($4,020/$100,500 = 4%). The Benefit Base is adjusted to $142,464($148,400 minus 4% of $148,400 equals $5,936). The Bonus Base is adjusted to $134,400 ($140,000 minus 4% of $140,000 equals $5,600). Your new
Bonus is 6% of your new Bonus Base (6% X $134,400), which equals $8,064. Your new Maximum Annual Withdrawal Amount is your Benefit Base multiplied by your Maximum Annual Withdrawal Percentage ($142,464 X 5%), which equals $7,123.20. Therefore, if you do not take additional excess withdrawals, you may take up to $7,123.20 each year as long as the Covered Person(s) is(are) alive.

THE FOLLOWING CONDENSED FINANCIAL INFORMATION IS HEREBY ADDED TO APPENDIX A TO THE PROSPECTUS:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       APPENDIX A - CONDENSED FINANCIALS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                              NINE MONTHS ENDED
                                                                   9/30/06
-------------------------------------------------------------------------------
 ANCHOR SERIES TRUST -- CLASS 3 SHARES

-------------------------------------------------------------------------------
  Capital Appreciation (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$40.687
                                                              (b)$40.268
        Ending AUV..........................................  (a)$40.687
                                                              (b)$40.268
        Ending Number of AUs................................  (a)0
                                                              (b)7

-------------------------------------------------------------------------------
  Government and Quality Bond (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$17.147
                                                              (b)$16.961
        Ending AUV..........................................  (a)$17.147
                                                              (b)$16.961
        Ending Number of AUs................................  (a)0
                                                              (b)18

-------------------------------------------------------------------------------
  Growth (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$31.912
                                                              (b)$31.558
        Ending AUV..........................................  (a)$31.912
                                                              (b)$31.558
        Ending Number of AUs................................  (a)0
                                                              (b)10

-------------------------------------------------------------------------------
  Natural Resources (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$42.399
                                                              (b)$41.972
        Ending AUV..........................................  (a)$42.399
                                                              (b)$41.972
        Ending Number of AUs................................  (a)0
                                                              (b)7

-------------------------------------------------------------------------------
         SUNAMERICA SERIES TRUST -- CLASS 3 SHARES
-------------------------------------------------------------------------------
  Aggressive Growth (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$15.910
                                                              (b)$15.748
        Ending AUV..........................................  (a)$15.910
                                                              (b)$15.748
        Ending Number of AUs................................  (a)0
                                                              (b)19

-------------------------------------------------------------------------------
  Alliance Growth (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$31.497
                                                              (b)$31.153
        Ending AUV..........................................  (a)$31.497
                                                              (b)$31.153
        Ending Number of AUs................................  (a)0
                                                              (b)10

-------------------------------------------------------------------------------
  American Funds Asset Allocation SAST (Inception
    Date -- 9/29/06)
        Beginning AUV.......................................  (a)$10.000
                                                              (b)$10.000
        Ending AUV..........................................  (a)$10.000
                                                              (b)$10.000
        Ending Number of AUs................................  (a)30
                                                              (b)30

-------------------------------------------------------------------------------
  American Funds Global Growth SAST (Inception Date - 9/29/06)
        Beginning AUV.......................................  (a)$10.000
                                                              (b)$10.000
        Ending AUV..........................................  (a)$10.000
                                                              (b)$10.000
        Ending Number of AUs................................  (a)30
                                                              (b)30

-------------------------------------------------------------------------------
  American Funds Growth SAST (Inception Date - 9/29/06)
        Beginning AUV.......................................  (a)$10.000
                                                              (b)$10.000
        Ending AUV..........................................  (a)$10.000
                                                              (b)$10.000
        Ending Number of AUs................................  (a)30
                                                              (b)30

-------------------------------------------------------------------------------

         AUV -- Accumulation Unit Value
         AU -- Accumulation Units
         (a) Without election of the enhanced death benefit and EstatePlus.
         (b) With election of the enhanced death benefit and EstatePlus.

-------------------------------------------------------------------------------
                                                              NINE MONTHS ENDED
         SUNAMERICA SERIES TRUST -- CLASS 3 SHARES                 9/30/06
-------------------------------------------------------------------------------
American Funds Growth-Income SAST (Inception Date - 9/29/06)
        Beginning AUV.......................................  (a)$10.000
                                                              (b)$10.000
        Ending AUV..........................................  (a)$10.000
                                                              (b)$10.000
        Ending Number of AUs................................  (a)30
                                                              (b)30

-------------------------------------------------------------------------------
  Blue Chip Growth (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$6.048
                                                              (b)$5.975
        Ending AUV..........................................  (a)$6.048
                                                              (b)$5.975
        Ending Number of AUs................................  (a)0
                                                              (b)50

-------------------------------------------------------------------------------
  Cash Management (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$13.139
                                                              (b)$12.982
        Ending AUV..........................................  (a)$13.139
                                                              (b)$12.982
        Ending Number of AUs................................  (a)0
                                                              (b)23

-------------------------------------------------------------------------------
  Corporate Bond (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$17.455
                                                              (b)$17.291
        Ending AUV..........................................  (a)$17.455
                                                              (b)$17.291
        Ending Number of AUs................................  (a)0
                                                              (b)17

-------------------------------------------------------------------------------
  Davis Venture Value (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$35.890
                                                              (b)$35.500
        Ending AUV..........................................  (a)$35.890
                                                              (b)$35.500
        Ending Number of AUs................................  (a)0
                                                              (b)8

-------------------------------------------------------------------------------
  "Dogs" of Wall Street (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$12.143
                                                              (b)$12.026
        Ending AUV..........................................  (a)$12.143
                                                              (b)$12.026
        Ending Number of AUs................................  (a)0
                                                              (b)25

-------------------------------------------------------------------------------
  Emerging Markets (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$16.243
                                                              (b)$16.074
        Ending AUV..........................................  (a)$16.243
                                                              (b)$16.074
        Ending Number of AUs................................  (a)0
                                                              (b)19

-------------------------------------------------------------------------------
  Federated American Leaders (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$19.149
                                                              (b)$18.945
        Ending AUV..........................................  (a)$19.149
                                                              (b)$18.945
        Ending Number of AUs................................  (a)0
                                                              (b)16

-------------------------------------------------------------------------------
  Foreign Value (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$17.992
                                                              (b)$17.792
        Ending AUV..........................................  (a)$17.992
                                                              (b)$17.792
        Ending Number of AUs................................  (a)0
                                                              (b)17

-------------------------------------------------------------------------------
  Global Bond (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$17.581
                                                              (b)$17.332
        Ending AUV..........................................  (a)$17.581
                                                              (b)$17.332
        Ending Number of AUs................................  (a)0
                                                              (b)17

-------------------------------------------------------------------------------

         AUV -- Accumulation Unit Value
         AU -- Accumulation Units
         (a) Without election of the enhanced death benefit and EstatePlus.
         (b) With election of the enhanced death benefit and EstatePlus.

-------------------------------------------------------------------------------
                                                              NINE MONTHS ENDED
         SUNAMERICA SERIES TRUST -- CLASS 3 SHARES                 9/30/06
-------------------------------------------------------------------------------
  Global Equities (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$21.582
                                                              (b)$21.273
        Ending AUV..........................................  (a)$21.582
                                                              (b)$21.273
        Ending Number of AUs................................  (a)0
                                                              (b)14

-------------------------------------------------------------------------------
  Goldman Sachs Research (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$7.637
                                                              (b)$7.623
        Ending AUV..........................................  (a)$7.637
                                                              (b)$7.623
        Ending Number of AUs................................  (a)0
                                                              (b)39

-------------------------------------------------------------------------------
  Growth-Income (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$29.767
                                                              (b)$29.437
        Ending AUV..........................................  (a)$29.767
                                                              (b)$29.437
        Ending Number of AUs................................  (a)0
                                                              (b)10

-------------------------------------------------------------------------------
  Growth Opportunities (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$5.310
                                                              (b)$5.259
        Ending AUV..........................................  (a)$5.310
                                                              (b)$5.259
        Ending Number of AUs................................  (a)0
                                                              (b)57

-------------------------------------------------------------------------------
  High-Yield Bond (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$20.152
                                                              (b)$19.924
        Ending AUV..........................................  (a)$20.152
                                                              (b)$19.924
        Ending Number of AUs................................  (a)0
                                                              (b)15

-------------------------------------------------------------------------------
  International Diversified Equities (Inception
    Date -- 9/29/06)
        Beginning AUV.......................................  (a)$13.160
                                                              (b)$13.013
        Ending AUV..........................................  (a)$13.160
                                                              (b)$13.013
        Ending Number of AUs................................  (a)0
                                                              (b)23

-------------------------------------------------------------------------------
  International Growth and Income (Inception
    Date -- 9/29/06)
        Beginning AUV.......................................  (a)$16.949
                                                              (b)$16.824
        Ending AUV..........................................  (a)$16.949
                                                              (b)$16.824
        Ending Number of AUs................................  (a)0
                                                              (b)18

-------------------------------------------------------------------------------
  Marsico Growth (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$11.112
                                                              (b)$10.993
        Ending AUV..........................................  (a)$11.112
                                                              (b)$10.993
        Ending Number of AUs................................  (a)0
                                                              (b)27

-------------------------------------------------------------------------------
  MFS Massachusetts Investors Trust (Inception
    Date -- 9/29/06)
        Beginning AUV.......................................  (a)$22.221
                                                              (b)$21.985
        Ending AUV..........................................  (a)$22.221
                                                              (b)$21.985
        Ending Number of AUs................................  (a)0
                                                              (b)14

-------------------------------------------------------------------------------
  MFS Mid-Cap Growth (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$10.044
                                                              (b)$9.929
        Ending AUV..........................................  (a)$10.044
                                                              (b)$9.929
        Ending Number of AUs................................  (a)0
                                                              (b)31

-------------------------------------------------------------------------------

         AUV -- Accumulation Unit Value
         AU -- Accumulation Units
         (a) Without election of the enhanced death benefit and EstatePlus.
         (b) With election of the enhanced death benefit and EstatePlus.

-------------------------------------------------------------------------------
                                                              NINE MONTHS ENDED
         SUNAMERICA SERIES TRUST -- CLASS 3 SHARES                 9/30/06
-------------------------------------------------------------------------------
  MFS Total Return (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$26.567
                                                              (b)$26.268
        Ending AUV..........................................  (a)$26.567
                                                              (b)$26.268
        Ending Number of AUs................................  (a)0
                                                              (b)11

-------------------------------------------------------------------------------
  Putnam Growth: Voyager (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$17.550
                                                              (b)$17.349
        Ending AUV..........................................  (a)$17.550
                                                              (b)$17.349
        Ending Number of AUs................................  (a)0
                                                              (b)17

-------------------------------------------------------------------------------
  Real Estate (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$28.527
                                                              (b)$28.230
        Ending AUV..........................................  (a)$28.527
                                                              (b)$28.230
        Ending Number of AUs................................  (a)0
                                                              (b)11

-------------------------------------------------------------------------------
  Small & Mid Cap Value (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$17.114
                                                              (b)$16.917
        Ending AUV..........................................  (a)$17.114
                                                              (b)$16.917
        Ending Number of AUs................................  (a)0
                                                              (b)18

-------------------------------------------------------------------------------
  Small Company Value (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$9.359
                                                              (b)$9.344
        Ending AUV..........................................  (a)$9.359
                                                              (b)$9.344
        Ending Number of AUs................................  (a)0
                                                              (b)32

-------------------------------------------------------------------------------
  SunAmerica Balanced (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$15.502
                                                              (b)$15.334
        Ending AUV..........................................  (a)$15.502
                                                              (b)$15.334
        Ending Number of AUs................................  (a)0
                                                              (b)20

-------------------------------------------------------------------------------
  Technology (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$2.301
                                                              (b)$2.278
        Ending AUV..........................................  (a)$2.301
                                                              (b)$2.278
        Ending Number of AUs................................  (a)0
                                                              (b)132

-------------------------------------------------------------------------------
  Telecom Utility (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$13.686
                                                              (b)$13.678
        Ending AUV..........................................  (a)$13.686
                                                              (b)$13.678
        Ending Number of AUs................................  (a)0
                                                              (b)22

-------------------------------------------------------------------------------
  Worldwide High Income (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$20.363
                                                              (b)$20.314
        Ending AUV..........................................  (a)$20.363
                                                              (b)$20.314
        Ending Number of AUs................................  (a)0
                                                              (b)15

-------------------------------------------------------------------------------
 LORD ABBETT SERIES FUND, INC. -- CLASS VC SHARES

-------------------------------------------------------------------------------
  Lord Abbett Growth and Income (Inception Date - 9/29/06)
        Beginning AUV.......................................  (a)$13.126
                                                              (b)$12.970
        Ending AUV..........................................  (a)$13.126
                                                              (b)$12.970
        Ending Number of AUs................................  (a)0
                                                              (b)23

-------------------------------------------------------------------------------

         AUV -- Accumulation Unit Value
         AU -- Accumulation Units
         (a) Without election of the enhanced death benefit and EstatePlus.
         (b) With election of the enhanced death benefit and EstatePlus.

-------------------------------------------------------------------------------
                                                              NINE MONTHS ENDED
    VAN KAMPEN LIFE INVESTMENT TRUST -- CLASS II SHARES            9/30/06
-------------------------------------------------------------------------------
  Van Kampen LIT Comstock (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$13.395
                                                              (b)$13.259
        Ending AUV..........................................  (a)$13.395
                                                              (b)$13.259
        Ending Number of AUs................................  (a)0
                                                              (b)23
-------------------------------------------------------------------------------
  Van Kampen LIT Strategic Growth (Inception
    Date -- 9/29/06)
      (formerly Emerging Growth)
        Beginning AUV.......................................  (a)$9.251
                                                              (b)$9.150
        Ending AUV..........................................  (a)$9.251
                                                              (b)$9.150
        Ending Number of AUs................................  (a)0
                                                              (b)33
-------------------------------------------------------------------------------
  Van Kampen LIT Growth and Income (Inception
    Date -- 9/29/06)
        Beginning AUV.......................................  (a)$14.522
                                                              (b)$14.377
        Ending AUV..........................................  (a)$14.522
                                                              (b)$14.377
        Ending Number of AUs................................  (a)0
                                                              (b)21
-------------------------------------------------------------------------------

         AUV -- Accumulation Unit Value
         AU -- Accumulation Units
         (a) Without election of the enhanced death benefit and EstatePlus.
         (b) With election of the enhanced death benefit and EstatePlus.

Dated: February 13, 2007

                Please keep this Supplement with your Prospectus

                 PART B -- STATEMENT OF ADDITIONAL INFORMATION



Incorporated by reference to the Statement of Additional Information filed under Form 497(c), Definitive Materials under the Securities Act of 1933, File No. 333-137892 filed on January 4, 2007, Accession No. 0000950124-07-000105.



                                     PART C



Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

--------------------------------------------------------------------------------

                            VARIABLE SEPARATE ACCOUNT
                                SUPPLEMENT TO THE
     POLARIS CHOICE III (R4180PRO, B4221PRO AND B4307PRO) VARIABLE ANNUITIES
            STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 2, 2007

--------------------------------------------------------------------------------


THE DATE OF THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY CHANGED TO FEBRUARY 13, 2007.

THE FOLLOWING PARAGRAPH AND INTERIM FINANCIAL STATEMENTS ARE HEREBY ADDED TO THE FINANCIAL STATEMENTS SECTION OF THE STATEMENT OF ADDITIONAL INFORMATION:

Consolidated financial statements (unaudited) of AIG SunAmerica Life Assurance Company at September 30, 2006 and December 31, 2005, and for the nine months ended September 30, 2006 and 2005, and financial statements (unaudited) for Variable Separate Account at September 30, 2006 and for the nine months ended September 30, 2006, are included herein.





Dated: February 13, 2007



    Please keep this Supplement with your Statement of Additional Information

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                                          Page
                                                                       Number(s)
                                                                       ---------
Consolidated Balance Sheet (Unaudited) - September 30, 2006 and
December 31, 2005                                                        1 to 2

Consolidated Statement of Income and Comprehensive Income
(Unaudited) - Nine Months Ended September 30, 2006 and 2005              3 to 4

Consolidated Statement of Cash Flows (Unaudited) -Nine Months Ended
September 30, 2006 and 2005                                              5 to 6

Notes to Consolidated Financial Statements (Unaudited)                   7 to 9

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET
                                   (Unaudited)

                                                                              September 30,   December 31,
                                                                                   2006           2005
                                                                              -------------   ------------
                                                                                     (in thousands)
ASSETS

Investments and cash:
   Cash and short-term investments                                             $   214,391     $   190,066
   Bonds, notes and redeemable preferred stocks available for sale, at fair value (amortized cost:  September 30, 2006, $4,180,958;
      December 31, 2005, $4,821,973)                                             4,189,314       4,870,876
   Mortgage loans                                                                  584,086         490,876
   Policy loans                                                                    162,846         170,353
   Mutual funds                                                                     28,307          24,380
   Common stocks available for sale, at fair value
      (cost: September 30, 2006, $21,979; December 31, 2005, $25,015)               22,249          26,341
   Securities lending collateral, at market value (which approximates cost)      2,275,266       1,278,694
   Other invested assets                                                            64,644          65,310
                                                                               ------------    -----------
   Total investments and cash                                                    7,541,103       7,116,896

Variable annuity assets held in separate accounts                               26,068,352      24,379,389
Accrued investment income                                                           65,945          67,911
Deferred acquisition costs                                                       1,448,129       1,378,018
Other deferred expenses                                                            264,578         255,601
Income taxes currently receivable from Parent                                       22,483           4,833
Goodwill                                                                            14,038          14,038
Other assets                                                                        71,237          56,327
                                                                               ------------    -----------
TOTAL ASSETS                                                                   $35,495,865     $33,273,013
                                                                               ============    ===========

          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                     CONSOLIDATED BALANCE SHEET (Continued)
                                   (Unaudited)

                                                                              September 30,   December 31,
                                                                                   2006           2005
                                                                              -------------   ------------
                                                                                     (in thousands)
LIABILITIES AND SHAREHOLDER'S EQUITY

Reserves, payables and accrued liabilities:
   Reserves for fixed annuity and fixed accounts of variable annuity
   contracts                                                                   $ 3,129,297     $ 3,548,441
   Reserves for universal life insurance contracts                               1,424,598       1,472,956
   Reserves for guaranteed investment contracts                                     43,515         117,556
   Reserves for guaranteed benefits                                                 81,538          65,895
   Securities lending payable                                                    2,275,266       1,278,694
   Due to affiliates                                                                 7,229          11,914
   Other liabilities                                                               214,981         227,793
                                                                               -----------     -----------
   Total reserves, payables and accrued liabilities                              7,176,424       6,723,249

Variable annuity liabilities related to separate accounts                       26,068,352      24,379,389
Deferred income taxes                                                              335,276         316,578
                                                                               -----------     -----------
Total liabilities                                                               33,580,052      31,419,216
                                                                               -----------     -----------
Shareholder's equity:
   Common stock                                                                      3,511           3,511
   Additional paid-in capital                                                      761,563         761,259
   Retained earnings                                                             1,147,515       1,074,953
   Accumulated other comprehensive income                                            3,224          14,074
                                                                               -----------     -----------
   Total shareholder's equity                                                    1,915,813       1,853,797
                                                                               -----------     -----------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                                     $35,495,865     $33,273,013
                                                                               ===========     ===========

          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME
              For the nine months ended September 30, 2006 and 2005
                                   (Unaudited)

                                                                              2006       2005
                                                                            --------   --------
                                                                               (in thousands)
REVENUES
   Fee income:
      Variable annuity policy fees, net of reinsurance                      $360,012   $316,457
      Asset management fees                                                   59,144     61,727
      Universal life insurance policy fees, net of reinsurance                26,706     25,025
      Surrender charges                                                       20,314     20,881
      Other fees                                                              10,628     11,740
                                                                            --------   --------
   Total fee income                                                          476,804    435,830
   Investment income                                                         246,736    263,873
   Net realized investment gains                                               1,757     21,653
                                                                            --------   --------
Total revenues                                                               725,297    721,356
                                                                            --------   --------

BENEFITS AND EXPENSES
   Interest expense:
      Fixed annuity and fixed accounts of variable annuity contracts          82,868     94,529
      Universal life insurance contracts                                      49,977     52,945
      Guaranteed investment contracts                                          3,732      4,952
                                                                            --------   --------
   Total interest expense                                                    136,577    152,426

   Amortization of bonus interest                                             15,473     13,093
   Claims on universal life insurance contracts, net of reinsurance
      recoveries                                                              15,783     13,891
   Guaranteed benefits, net of reinsurance recoveries                         42,050     20,739
   General and administrative expenses                                       109,495    102,323
   Amortization of deferred acquisition costs and other deferred expenses    154,392    165,943
   Annual commissions                                                         66,998     56,127
                                                                            --------   --------
Total benefits and expenses                                                  540,768    524,542
                                                                            --------   --------
PRETAX INCOME                                                                184,529    196,814

Income tax expense                                                            31,967     54,550
                                                                            --------   --------
NET INCOME                                                                  $152,562   $142,264
                                                                            --------   --------

          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
      CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME (Continued)
              For the nine months ended September 30, 2006 and 2005
                                   (Unaudited)

                                                                            2006       2005
                                                                          --------   --------
                                                                             (in thousands)
OTHER COMPREHENSIVE LOSS, NET OF TAX:
Net unrealized losses on debt and equity securities available for sale identified in the current period, less related amortization of
   deferred acquisition costs and other deferred expenses                 $ (8,646)  $(48,920)
Less reclassification adjustment for net realized gains included in net
   income                                                                   (9,686)   (17,361)
Net unrealized gains (losses) on foreign currency                            1,638     (1,360)
Income tax benefit                                                           5,844     23,675
                                                                          --------   --------
OTHER COMPREHENSIVE LOSS                                                   (10,850)   (43,966)
                                                                          --------   --------
COMPREHENSIVE INCOME                                                      $141,712   $ 98,298
                                                                          ========   ========

          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS
              For the nine months ended September 30, 2006 and 2005
                                   (Unaudited)

                                                                           2006         2005
                                                                        ---------   -----------
                                                                             (in thousands)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                              $ 152,562   $   142,264
Adjustments to reconcile net income to net cash provided by operating activities:
   Interest credited to:
       Fixed annuity and fixed accounts of variable annuity contracts      82,868        94,529
       Universal life insurance contracts                                  49,977        52,945
       Guaranteed investment contracts                                      3,732         4,952
   Net realized investment gains                                           (1,757)      (21,653)
   Amortization of net premium on investments                               1,957         6,380
   Amortization of deferred acquisition costs and other expenses          169,865       179,036
   Acquisition costs deferred                                            (182,044)     (149,187)
   Other expenses deferred                                                (18,716)      (14,084)
   Provision for deferred income taxes                                     24,540        78,233
   Change in:
       Accrued investment income                                            1,966         2,474
       Income taxes currently receivable from Parent                      (17,650)      (34,165)
       Other assets                                                       (14,910)       (8,367)
       Due from/to affiliates                                              (4,685)       (8,090)
       Other liabilities                                                   (6,291)        2,550
   Other, net                                                             (11,795)      (12,154)
                                                                        ---------   -----------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                 229,619       315,663
                                                                        ---------   -----------

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of:
   Bonds, notes and redeemable preferred stocks                          (531,880)   (1,510,343)
   Mortgage loans                                                        (159,922)      (71,307)
   Other investments, excluding short-term investments                    (14,723)      (35,191)
Sales of:
   Bonds, notes and redeemable preferred stocks                           557,687     1,166,975
   Other investments, excluding short-term investments                      6,162        56,523
Redemptions and maturities of:
   Bonds, notes and redeemable preferred stocks                           614,386       657,189
   Mortgage loans                                                          66,729       171,905
   Other investments, excluding short-term investments                      7,626        13,188
Change in securities lending collateral                                  (996,572)      (90,587)
                                                                        ---------   -----------
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES                     $(450,507)  $   358,352
                                                                        ---------   -----------

          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                CONSOLIDATED STATEMENT OF CASH FLOWS (Continued)
              For the nine months ended September 30, 2006 and 2005
                                   (Unaudited)

                                                                          2006         2005
                                                                      -----------   ---------
                                                                           (in thousands)
CASH FLOWS FROM FINANCING ACTIVITIES:
Deposits received on:
   Fixed annuity and fixed accounts of variable annuity contracts     $ 1,233,841   $ 981,372
   Universal life insurance contracts                                      28,475      31,122
Net exchanges from the fixed accounts of variable annuity contracts    (1,116,929)   (822,367)
Withdrawal payments on:
   Fixed annuity and fixed accounts of variable annuity contracts        (561,537)   (435,145)
   Universal life insurance contracts                                     (38,539)    (46,044)
   Guaranteed investment contracts                                        (77,668)   (103,420)
Claims and annuity payments, net of reinsurance, on:
   Fixed annuity and fixed accounts of variable annuity contracts         (62,726)    (77,425)
   Universal life insurance contracts                                     (76,276)    (75,083)
Changes in securities lending payable                                     996,572      90,587
Dividend paid to Parent                                                   (80,000)    (25,000)
                                                                      -----------   ---------
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES                       245,213    (481,403)
                                                                      -----------   ---------
NET INCREASE IN CASH AND SHORT-TERM INVESTMENTS                            24,325     192,612

CASH AND SHORT-TERM INVESTMENTS
   AT BEGINNING OF PERIOD                                                 190,066     201,117
                                                                      -----------   ---------
CASH AND SHORT-TERM INVESTMENTS
   AT END OF PERIOD                                                   $   214,391   $ 393,729
                                                                      ===========   =========

SUPPLEMENTAL CASH FLOW INFORMATION:
Income taxes paid to Parent                                           $    25,077   $  11,097
                                                                      ===========   =========

          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (Unaudited)

1.   BASIS OF PRESENTATION

     AIG SunAmerica Life Assurance Company (the "Company") is a direct wholly owned subsidiary of SunAmerica Life Insurance Company (the "Parent"), which is a wholly owned subsidiary of AIG Retirement Services, Inc. ("AIGRS") (formerly AIG SunAmerica Inc.), a wholly owned subsidiary of American International Group, Inc. ("AIG").

     The Company owns 100% of the outstanding capital stock of its consolidated subsidiary, AIG SunAmerica Asset Management Corp. ("SAAMCo") which in turn has two wholly owned subsidiaries: AIG SunAmerica Capital Services, Inc. ("SACS") and AIG SunAmerica Fund Services, Inc. ("SFS").

     These unaudited condensed financial statements do not include certain financial information required by U.S. generally accepted accounting principles ("GAAP") for complete financial statements and should be read in conjunction with the audited financial statements and the related notes for the year ended December 31, 2005. In the opinion of management, all normal recurring adjustments have been made for a fair statement of the results presented herein. Certain amounts have been reclassified in the 2005 financial statements to conform to their 2006 presentation.

2.   RECENTLY ISSUED ACCOUNTING STANDARDS

     In September 2005, the American Institute of Certified Public Accountants issued SOP 05-1,"Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). This statement provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in Statement of Financial Accounting Standards No. 97. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company is evaluating the provisions of SOP 05-1. Based on current practices, management believes the adoption of SOP 05-1 will not have a material impact on the consolidated financial position, results of operations or cash flows of the Company.

     In July 2006, the FASB issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in income tax positions. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of an income tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, and additional disclosures. The effective date of this implementation guidance is January 1, 2007, with the cumulative effect of the change in accounting principle recorded as an adjustment to opening retained earnings. Management is currently assessing the effect of implementing this guidance.

     In September 2006, the FASB issued FAS No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. Management is currently assessing the effect of implementing this guidance.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
                                   (Unaudited)

3.   COMMITMENTS AND CONTINGENT LIABILITIES

     The Company has four agreements outstanding in which it has provided liquidity support for certain short-term securities of municipalities and non-profit organizations by agreeing to purchase such securities in the event there is no other buyer in the short-term marketplace. In return the Company receives a fee. In addition, pursuant to these agreements the Company guarantees the payment of these securities upon redemption. The maximum liability under these guarantees at September 30, 2006 is $108,562,000. These commitments expire in 2006 and 2007. Related to each of these agreements are participation agreements under which the Parent will share $39,377,000 of these liabilities in exchange for a proportionate percentage of the fees received under these agreements.

     Various federal, state and other regulatory agencies are reviewing certain transactions and practices of the Company and its subsidiaries in connection with industry-wide and other inquiries. In the opinion of the Company's management, based on the current status of these inquiries, it is not likely that any of these inquiries will have a material adverse effect on the consolidated financial position, results of operations or cash flows of the Company.

     Various lawsuits against the Company and its subsidiaries have arisen in the ordinary course of business. Contingent liabilities arising from litigation, income taxes and regulatory and other matters are not considered material in relation to the consolidated financial position, results of operations or cash flows of the Company.

     In February 2006, AIG reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Securities and Exchange Commission ("SEC"), the Office of the New York Attorney General ("NYAG") and the New York State Department of Insurance ("DOI"). The settlements resolved outstanding litigation filed by the SEC, NYAG and DOI against AIG and concluded negotiations with these authorities and the DOJ in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. These settlements did not, however, resolve litigations by regulators from other states into insurance brokerage practices related to contingent commissions and other broker-related conduct, such as alleged bid rigging. Nor did the settlements resolve any obligations that AIG may have to state guarantee funds in connection with any of these matters.

     As a result of the settlement, the Company obtained temporary permission from the SEC to continue to serve as a depositor for separate accounts, and its registered investment advisor subsidiary, SAAMCo, and its wholly owned distributor, SACS, obtained temporary permission from the SEC to continue to perform their respective investment advisory and distribution services. The Company expects permanent permission to be forthcoming, as the SEC has granted this type of relief to others in the past in similar circumstances. There is no assurance that permanent permission will be granted, however. Accordingly, no assurance can be given that any further changes in circumstances for AIG will not impact the Company.

4.   RELATED PARTY TRANSACTION

     Starr International Company, Inc. ("SICO") has provided a series of two-year Deferred Compensation Profit Participation Plans ("SICO Plans") to certain employees of AIG, its subsidiaries and affiliates. The SICO Plans came into being in 1975 when the voting shareholders and Board of Directors of SICO, a private holding company whose principal asset is AIG common stock, decided that a portion of the capital value of SICO should be used to provide an incentive plan for the current and succeeding managements of all American International companies, including the Company.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
                                   (Unaudited)

4.   RELATED PARTY TRANSACTION (Continued)

     None of the costs of the various benefits provided under the SICO Plans has been paid by the Company, although the Company has recorded a charge to reported earnings for the deferred compensation amounts paid to employees of the Company or its subsidiaries and affiliates by SICO and allocated to the Company, with an offsetting amount credited to additional paid-in capital reflecting amounts deemed contributed by SICO. The SICO Plans provide that shares currently owned by SICO may be set aside by SICO for the benefit of the participant and distributed upon retirement. The SICO Board of Directors currently may permit an early payout under certain circumstances. Prior to payout, the participant is not entitled to vote, dispose of or receive dividends with respect to such shares, and shares are subject to forfeiture under certain conditions, including but not limited to the participant's voluntary termination of employment with AIG or its subsidiaries and affiliates prior to normal retirement age. Under the SICO Plans, SICO's Board of Directors may elect to pay a participant cash in lieu of shares of AIG common stock. Following notification from SICO to participants in the SICO Plans that it will settle specific future awards under the SICO Plans with shares rather than cash, the Company modified its accounting for the SICO Plans from variable to fixed measurement accounting, although variable accounting will continue to be applied where SICO makes cash payments pursuant to elections made prior to March 2005. The Company gave effect to this change in settlement method beginning on December 9, 2005, the date of SICO's notice to the participants in the SICO Plans.

     As total compensation expense related to the SICO Plans for each prior year would not have been material to any such prior year, in the first quarter of 2005 the Company has recorded the total amount of compensation expense related to the SICO Plans that would have been recorded in all prior periods through December 31, 2004, as a reduction of retained earnings on the consolidated balance sheet of $1,562,000, with a corresponding increase to additional paid-in capital, and with no effect on total shareholder's equity, results of operations or cash flows. Compensation expense with respect to the SICO Plans aggregated $304,000 and $982,000 and for the nine months ended September 30, 2006 and 2005, respectively, and is included in general and administrative expenses in the consolidated statement of income and comprehensive income with a corresponding increase to additional paid-in capital.

     The Company has a support agreement in effect between the Company and its ultimate parent company, AIG. The Company's insurance policy obligations for individual and group contracts issued prior to December 29, 2006 at 4:00 p.m. Eastern Time, are guaranteed (the "Guarantee") by American Home Assurance Company ("American Home"), a subsidiary of AIG and an affiliate of the Company. American Home's statutory financial statements are contained in the Company's variable annuity registration statements filed with the SEC. Additionally, American Home files statutory annual and quarterly reports with the New York State Insurance Department, through which such reports are available to the public.

5.   SUBSEQUENT EVENT

     On December 29, 2006 at 4:00 p.m. Eastern Time (the "Point of Termination"), the Guarantee by American Home was terminated. The Guarantee will not cover any contracts or certificates with a date of issue later than the Point of Termination. The Guarantee will continue to cover individual contracts, individual certificates and group unallocated contracts with a date of issue earlier than the Point of Termination until all insurance obligations under such contracts or certificates are satisfied in full. Insurance obligations include, without limitation, contract value invested in any available Fixed Accounts, death benefits, living benefits and annuity income options. The Guarantee does not guarantee contract value or the investment performance of the Variable Portfolios available under the contracts. The Guarantee provides that individual contract owners, individual certificate holders and group unallocated contract owners with a date of issue earlier than the Point of Termination can enforce the Guarantee directly against American Home.

                          PART C -- OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements


The following financial statements are incorporated by reference or included herein, as indicated below, to this Registration Statement:



Consolidated financial statements of AIG SunAmerica Life Assurance Company at December 31, 2005 and 2004, and for each of the three years in the period ended December 31, 2005 and financial statements of Variable Separate Account at December 31, 2005, and for each of the two years in the period ended December 31, 2005 are incorporated by reference to Form N-4, Post-Effective Amendment No. 21 under the Securities Act of 1933 and Amendment No. 22 under the Investment Company Act of 1940, File Nos. 333-65118 and 811-03859, filed on May 1, 2006, Accession No. 0000950129-06-004660.



Consolidated financial statements (unaudited) of AIG SunAmerica Life Assurance Company at September 30, 2006 and December 31, 2005, and for the nine months ended September 30, 2006 and 2005, and financial statements (unaudited) for Variable Separate Account at September 30, 2006 and for the nine months ended September 30, 2006, are included herein.


(b) Exhibits


(1)   Resolution Establishing Separate Account.........................  1
(2)   Form of Custody Agreements.......................................  Not Applicable
(3)   (a)  Form of Distribution Contract...............................  1
      (b)  Selling Agreement...........................................  1
(4)   Variable Annuity Contract
      (a)  Polaris Choice III Individual Variable Annuity Contract.....  13
      (b)  Maximum Anniversary Value Optional Death Benefit
           Endorsement.................................................  9
      (c)  Purchase Payment Accumulation Optional Death Benefit
           Endorsement.................................................  9
      (d)  Optional Death Benefit Enhancement Endorsement
           (EstatePlus)................................................  3
      (e)  Guaranteed Minimum Account Value Endorsement................  8
      (f)  Guaranteed Minimum Withdrawal Benefit Endorsement -- Step-Up
           Options.....................................................  9
      (g)  Standard Death Benefit Endorsement..........................  9
      (h)  Optional Guaranteed Minimum Withdrawal Benefit Maximum
           Anniversary Value Endorsement (GMWB for Life)...............  12
      (i)  Optional Guaranteed Minimum Withdrawal Benefit For One
           Life/For Two Lives Endorsement (GMWB for Joint Lives).......  12
      (j)  Nursing Home Rider..........................................  13
      (k)  Optional Guaranteed Minimum Withdrawal Benefit Endorsement
           (GMWB with Bonus)...........................................  Filed Herewith
(5)   Application for Contract.........................................  3
      (a)  Participant Enrollment Form.................................  3
      (b)  Annuity Application.........................................  3
(6)   Corporate Documents of Depositor
      (a)  Amended and Restated Articles of Incorporation dated
           December 19, 2001...........................................  5
      (b)  Articles of Amendment to the Amended and Restated Articles
           of Incorporation Dated September 30, 2002...................  7
      (c)  Amended and Restated By-Laws dated December 19, 2001........  5
(7)   Reinsurance Contract.............................................  Not Applicable
(8)   Material Contracts
      (a)  Form of Anchor Series Trust Fund Participation Agreement....  1
      (b)  Form of SunAmerica Series Trust Fund Participation
           Agreement...................................................  1
      (c)  Form of American Funds Form of Fund Participation
           Agreement...................................................  6
      (d)  Form of Lord Abbett Form of Fund Participation Agreement....  6
      (e)  Form of Van Kampen Form of Fund Participation Agreement.....  4
      (f)  Form of Nations Annuity Trust Fund Participation
           Agreement...................................................  2
      (g)  Form of BB&T Variable Insurance Fund Participation
           Agreement...................................................  11
      (h)  Form of Principal Variable Contracts Fund Participation
           Agreement...................................................  15
(9)   Opinion and Consent of Counsel of Depositor......................  15
(10)  Consent of Independent Registered Public Accounting Firm.........  Filed Herewith
(11)  Financial Statements Omitted from Item 23........................  Not Applicable

(12)  Initial Capitalization Agreement.................................  Not Applicable
(13)  Other
      (a)  Diagram and Listing of All Persons Directly or Indirectly
           Controlled By or Under Common Control with AIG SunAmerica
           Life Assurance Company the Depositor of Registrant..........  12
      (b)  Power of Attorney -- AIG SunAmerica Life Assurance
           Company.....................................................  14
      (c)  Support Agreement of American International Group, Inc. ....  10

---------------


1             Incorporated by reference to Initial Registration Statement,
              File Nos. 333-25473 and 811-03859, filed on April 18, 1997,
              Accession No. 0000950148-97-000989.
2 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 2, File Nos. 333-55740 and 811-03859, filed on April 26, 2001, Accession No. 0000950148-01-500444.
3 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-65118 and 811-03859, filed on September 28, 2001, Accession No.
              0000950148-01-501929.
4 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-66114 and 811-03859, filed on October 25, 2001, Accession No.
              0000950148-01-502065.
5 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No. 2, File Nos. 333-65118 and 811-03859, filed on April 15, 2002, Accession No. 0000950148-02-001017.
6 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-91860 and 811-03589, filed on October 28, 2002, Accession No.
              0000898430-02-003844.
7 Incorporated by reference to Post-Effective Amendment No. 16 and Amendment No. 17, File Nos. 033-86642 and 811-08874, filed on April 7, 2003, Accession No. 0000950148-03-000786.
8 Incorporated by reference to Post-Effective Amendment No. 9 and Amendment No. 10, File Nos. 333-65118 and 811-03859, filed on September 25, 2003, Accession No.
              0000950148-03-002354.
9 Incorporated by reference to Post-Effective Amendment No. 11 and Amendment No. 12, File Nos. 333-65118 and 811-03859, filed on April 14, 2004, Accession No. 0000950129-04-002082.
10 Incorporated by reference to Post-Effective Amendment No. 19 and Amendment No. 20 to File Nos. 333-65118 and 811-03859, filed on August 12, 2005, Accession No.
              0000950129-05-008177.
11 Incorporated by reference to Post-Effective Amendment No. 20 and Amendment No. 22 to File Nos. 333-58234 and 811-03859, filed on September 20, 2005, Accession No.
              0000950129-05-009343.
12 Incorporated by reference to Post-Effective Amendment No. 21 and Amendment No. 22, File Nos. 333-65118 and 811-03859, filed on May 1, 2006, Accession No. 0000950129-06-004660.
13 Incorporated by reference to Post-Effective Amendment No. 25 and Amendment No. 26, File Nos. 333-65118 and 811-03859, filed on September 21, 2006, Accession No.
              0000950124-06-005435.
14            Incorporated by reference to Initial Registration Statement,
              File Nos. 333-137892 and 811-03859, filed on October 6,
              2006, Accession No. 0000950124-06-005824.
15 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-137892 and 811-03859, filed December 18, 2006, Accession No. 0000950124-06-007650.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

(a) The officers and directors of AIG SunAmerica Life Assurance Company, Depositor, are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.

NAME                                                                  POSITION
----                                                                  --------
Jay S. Wintrob                              Director, Chief Executive Officer
Jana W. Greer(1)                            Director and President
Michael J. Akers(2)                         Director and Senior Vice President
Marc H. Gamsin                              Director and Senior Vice President
N. Scott Gillis(1)                          Director, Senior Vice President and Chief Financial Officer
Christopher J. Swift(3)                     Director
Gregory M. Outcalt                          Senior Vice President
Edwin R. Raquel(1)                          Senior Vice President and Chief Actuary
Christine A. Nixon                          Senior Vice President and Secretary
Stewart R. Polakov(1)                       Senior Vice President and Controller
Mallary L. Reznik                           Senior Vice President and General Counsel
Timothy W. Still(1)                         Senior Vice President
Frank J. Julian(1)                          Vice President and Chief Compliance Officer
Gavin D. Friedman                           Vice President and Deputy General Counsel
Rodney A. Haviland(1)                       Vice President
Stephen Stone(1)                            Vice President
Monica Suryapranata(1)                      Vice President and Variable Annuity Product Controller
Edward T. Texeria(1)                        Vice President
Virginia N. Puzon                           Assistant Secretary

---------------

(1) 21650 Oxnard Street, Woodland Hills, CA 91367

(2) 2929 Allen Parkway, Houston, TX 77019

(3) 70 Pine Street, New York, NY 10270

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Registrant is a separate account of AIG SunAmerica Life (Depositor). Depositor is a subsidiary of American International Group, Inc. ("AIG"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 13(a). An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787, Accession Number 0000950123-06-003276 filed March 16, 2006.

ITEM 27.  NUMBER OF CONTRACT OWNERS


As of January 29, 2007, the number of Polaris Choice III contracts funded by Variable Separate Account was 265 of which 161 were qualified contracts and 104 were non-qualified contracts.


ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

AIG SunAmerica Life Assurance Company

Section 10-851 of the Arizona Corporations and Associations law permits the indemnification of directors, officers, employees and agents of Arizona corporations. Article Eight of the Company's Restated Articles of Incorporation, as amended and restated (the "Articles") and Article Five of the Company's By-Laws ("By-Laws") authorize the indemnification of directors and officers to the full extent permitted by the laws, including the advance of expenses under the procedures set forth therein. In addition, the

Company's officers and directors are covered by certain directors' and officers' liability insurance policies maintained by the Company's parent. Reference is made to Section 10-851 of the Arizona Corporations and Associations Law, Article Eight of the Articles, and Article Five of the By-Laws.

Additionally, pursuant to the Distribution Agreement filed as Exhibit 3(a) to this Registration Statement, Depositor has agreed to indemnify and hold harmless AIG SunAmerica Capital Services, Inc. ("Distributor") for damages and expenses arising out of (1) any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Depositor in conjunction with the offer and sale of the contracts, or Depositor's failure to comply with applicable law or other material breach of the Distribution Agreement. Likewise, the Distributor has agreed to indemnify and hold harmless Depositor and its affiliates, including its officers, directors and the separate account, for damages and expenses arising out of any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Distributor in conjunction with the offer and sale of the contracts, or Distributor's failure to comply with applicable law or other material breach of the Distribution Agreement.

Pursuant to the Selling Agreement, a form of which was filed as Exhibit 3(b) to this Registration Statement, Depositor and Distributor are generally indemnified by selling broker/dealers firms from wrongful conduct or omissions in conjunction with the sale of the contracts.

ITEM 29.  PRINCIPAL UNDERWRITER

(a) AIG SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:

    AIG SunAmerica Life Assurance Company -- Variable Separate Account
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account One
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account Two
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account Four
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account Five
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account Seven
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account Nine First SunAmerica Life Insurance Company -- FS Variable Separate Account First SunAmerica Life Insurance Company -- FS Variable Annuity Account One First SunAmerica Life Insurance Company -- FS Variable Annuity Account Two First SunAmerica Life Insurance Company -- FS Variable Annuity Account Five First SunAmerica Life Insurance Company -- FS Variable Annuity Account Nine AIG Series Trust
    SunAmerica Series Trust
    SunAmerica Equity Funds
    SunAmerica Income Funds
    SunAmerica Focused Series, Inc.
    SunAmerica Money Market Funds, Inc.
    SunAmerica Senior Floating Rate Fund, Inc.

(b) Directors, Officers and principal place of business:

    OFFICER/DIRECTORS*    POSITION
    ------------------    --------
    Peter A. Harbeck      Director
    James T. Nichols      President & Chief Executive Officer
    Debbie Potash-Turner  Senior Vice President, Chief Financial Officer & Controller
    John T. Genoy         Vice President
    Mallary L. Reznik**   Vice President
    Kathleen S. Stevens   Manager, Compliance
    Christine A. Nixon**  Secretary
    Virginia N. Puzon**   Assistant Secretary

---------------

 * Unless otherwise indicated, the principal business address of AIG SunAmerica Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.

** Principal business address is 1 SunAmerica Center, Los Angeles, California
   90067.

(c) AIG SunAmerica Capital Services, Inc. retains no compensation or commissions from the Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and its rules are maintained by Depositor at 21650 Oxnard Ave., Woodland Hills, California 91367.

ITEM 31.  MANAGEMENT SERVICES

Not Applicable.

ITEM 32.  UNDERTAKINGS

General Representations
-------------------------

The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a) - (d) of the Rule have been complied with.

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

Undertakings of the Registrant
--------------------------------

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Separate Account certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 1 and Amendment No. 2 to be signed on its behalf, in the City of Los Angeles, and State of California, on this 13th day of February, 2007.


                                       VARIABLE SEPARATE ACCOUNT
                                       (Registrant)

                                       By: AIG SUNAMERICA LIFE ASSURANCE COMPANY

                                       By:        /s/ JAY S. WINTROB
                                         ---------------------------------------
                                         JAY S. WINTROB, CHIEF EXECUTIVE OFFICER

                                       By: AIG SUNAMERICA LIFE ASSURANCE COMPANY
                                           (Depositor)

                                       By:        /s/ JAY S. WINTROB
                                         ---------------------------------------
                                         JAY S. WINTROB, CHIEF EXECUTIVE OFFICER

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


                    SIGNATURE                                           TITLE                               DATE
                    ---------                                           -----                               ----

*JAY S. WINTROB                                           Chief Executive Officer & Director         February 13, 2007
------------------------------------------------            (Principal Executive Officer)
JAY S. WINTROB


*MICHAEL J. AKERS                                          Senior Vice President & Director          February 13, 2007
------------------------------------------------
MICHAEL J. AKERS


*MARC H. GAMSIN                                            Senior Vice President & Director          February 13, 2007
------------------------------------------------
MARC H. GAMSIN


*N. SCOTT GILLIS                                                Senior Vice President,               February 13, 2007
------------------------------------------------          Chief Financial Officer & Director
N. SCOTT GILLIS                                             (Principal Financial Officer)


*JANA W. GREER                                                   President & Director                February 13, 2007
------------------------------------------------
JANA W. GREER


*CHRISTOPHER J. SWIFT                                                  Director                      February 13, 2007
------------------------------------------------
CHRISTOPHER J. SWIFT


*STEWART R. POLAKOV                                       Senior Vice President & Controller         February 13, 2007
------------------------------------------------            (Principal Accounting Officer)
STEWART R. POLAKOV


/s/ MALLARY L. REZNIK                                              Attorney-in-Fact                  February 13, 2007
------------------------------------------------
*MALLARY L. REZNIK

                                 EXHIBIT INDEX


EXHIBIT NO.                            DESCRIPTION
-----------                            -----------
 (4)(k)        Optional Guaranteed Minimum Withdrawal Benefit Endorsement
               (GMWB with Bonus)
(10)           Consent of Independent Registered Public Accounting Firm